Putnam Multi-Asset Absolute Return Fund
The fund's portfolio
7/31/20 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (46.6%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (0.6%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$74,399	$83,694
5.00%, 5/20/49	179,052	201,254
4.00%, TBA, 8/1/50	5,000,000	5,305,469
3.50%, with due dates from 10/20/49 to 11/20/49	116,911	127,332

		5,717,749
U.S. Government Agency Mortgage Obligations (46.0%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
3.50%, 8/1/43	476,373	523,802
3.00%, 3/1/43	402,801	433,230
Federal National Mortgage Association Pass-Through Certificates
5.50%, 1/1/38	1,009,150	1,169,432
5.00%, with due dates from 1/1/49 to 8/1/49	130,864	145,252
4.50%, 5/1/49	52,637	58,004
3.50%, 6/1/56	2,018,911	2,242,632
3.50%, with due dates from 6/1/42 to 7/1/43	844,168	918,661
3.00%, with due dates from 2/1/43 to 2/1/43	926,807	996,819
Uniform Mortgage-Backed Securities
5.50%, TBA, 8/1/50	3,000,000	3,310,781
4.50%, TBA, 8/1/50	2,000,000	2,150,000
4.00%, TBA, 9/1/50	32,000,000	34,010,000
4.00%, TBA, 8/1/50	49,000,000	52,054,846
3.50%, TBA, 9/1/50	49,000,000	51,679,688
3.50%, TBA, 8/1/50	79,000,000	83,301,795
3.00%, TBA, 9/1/50	13,000,000	13,722,110
3.00%, TBA, 8/1/50	13,000,000	13,754,610
2.50%, TBA, 9/1/50	76,000,000	79,710,936
2.50%, TBA, 8/1/50	76,000,000	79,853,436
2.00%, TBA, 9/1/50	5,000,000	5,168,360
2.00%, TBA, 8/1/50	2,000,000	2,072,188

		427,276,582

Total U.S. government and agency mortgage obligations (cost $430,747,850)		$432,994,331

U.S. TREASURY OBLIGATIONS (0.4%)(a)
	Principal amount	Value
U.S. Treasury Notes
2.75%, 8/31/25(i)	$772,000	$879,007
2.375%, 2/29/24(i)	395,000	430,262
2.00%, 7/31/22(i)	1,059,000	1,098,649
1.75%, 1/31/23(i)	1,168,000	1,215,362
1.125%, 2/28/21(i)	498,000	503,181

Total U.S. treasury obligations (cost $4,126,461)		$4,126,461

COMMON STOCKS (30.1%)(a)
	Shares	Value
Basic materials (2.4%)
Anglo American Platinum, Ltd. (South Africa)	46,881	$3,600,923
Anhui Conch Cement Co., Ltd. Class H (China)	752,000	5,687,529
China Resources Cement Holdings, Ltd. (China)	1,700,000	2,326,829
Impala Platinum Holdings, Ltd. (South Africa)	65,380	581,612
Korea Zinc Co., Ltd. (South Korea)	4,263	1,483,027
Kossan Rubber Industries (Malaysia)	155,800	645,936
Kumba Iron Ore, Ltd. (South Africa)	26,086	844,300
MMC Norilsk Nickel PJSC ADR (Russia)	150,853	3,984,621
Novolipetsk Steel PJSC GDR (Russia)	49,836	978,502
Soulbrain Co., Ltd. (South Korea)	20,459	1,738,868

		21,872,147
Capital goods (1.3%)
Daelim Industrial Co., Ltd. (South Korea)	17,397	1,226,447
Hartalega Holdings Bhd (Malaysia)	647,400	3,086,258
Hyundai Mobis Co., Ltd. (South Korea)	26,253	4,536,810
Samsung Engineering Co., Ltd. (South Korea)(NON)	85,156	853,848
Weichai Power Co., Ltd. Class H (China)	1,075,000	2,321,764

		12,025,127
Communication services (0.8%)
Advanced Info Service PCL (Thailand)	369,500	2,192,175
China Mobile, Ltd. (China)	441,000	3,006,053
Hellenic Telecommunications Organization SA (Greece)	65,533	964,838
KT Corp. (South Korea)	24,609	492,079
PLDT, Inc. (Philippines)	12,880	349,696
TIM Participacoes SA (Brazil)	291,600	880,409

		7,885,250
Consumer cyclicals (1.9%)
Bata India, Ltd. (India)	31,277	531,132
Clear Channel Outdoor Holdings, Inc.(NON)	62,644	57,413
Clicks Group, Ltd. (South Africa)	132,346	1,774,463
Com7 PCL (Thailand)	916,100	1,123,734
Feng Tay Enterprise Co., Ltd. (Taiwan)	104,000	618,637
Ford Otomotiv Sanayi AS (Turkey)	56,745	678,354
iHeartMedia, Inc. Class A(NON)	26,640	222,710
Kia Motors Corp. (South Korea)	40,926	1,390,452
Pou Chen Corp. (Taiwan)	412,000	374,019
President Chain Store Corp. (Taiwan)	114,000	1,086,688
Qualicorp Consultoria e Corretora de Sequros SA (Brazil)	315,362	1,692,716
Sinotruk Hong Kong, Ltd. (China)(NON)	599,000	1,868,747
Sun Art Retail Group, Ltd. (China)	426,500	591,205
Teco Electric and Machinery Co., Ltd. (Taiwan)	346,000	322,078
Tofas Turk Otomobil Fabrikasi AS (Turkey)	178,480	654,275
Wal-Mart de Mexico SAB de CV (Mexico)	442,545	1,041,586
Xinyi Glass Holdings, Ltd. (China)	828,000	1,212,029
Zhongsheng Group Holdings, Ltd. (China)	463,500	2,867,440

		18,107,678
Consumer staples (3.4%)
Charoen Pokphand Foods PCL (Thailand)	3,472,200	3,758,093
China Yuhua Education Corp., Ltd. (China)	688,000	663,424
Dino Polska SA (Poland)(NON)	11,619	648,524
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	4,601,500	540,841
Hindustan Unilever, Ltd. (India)	127,339	3,771,409
Indofood Sukses Makmur Tbk PT (Indonesia)	1,330,100	590,168
JD.com, Inc. ADR (China)(NON)	49,417	3,152,310
KT&G Corp. (South Korea)	43,639	2,965,271
MercadoLibre, Inc. (Argentina)(NON)	2,356	2,649,605
Sime Darby Bhd (Malaysia)	941,800	483,059
Vipshop Holdings, Ltd. ADR (China)(NON)	241,070	5,489,164
Want Want China Holdings, Ltd. (China)	1,734,000	1,281,131
YDUQS Participacoes SA (Brazil)(NON)	46,300	300,794
Yum China Holdings, Inc. (China)	107,099	5,487,753

		31,781,546
Energy (1.2%)
CHC Group, LLC (acquired 3/23/17, cost $27,318)(NON)(RES)	1,884	1,130
Ecopetrol SA ADR (Colombia)(S)	86,587	1,007,873
Lukoil PJSC ADR (Russia)	42,543	2,913,521
Petronas Gas Bhd (Malaysia)	112,000	442,999
Petronet LNG, Ltd. (India)	485,886	1,617,280
Polski Koncern Naftowy ORLEN SA (Poland)	72,890	1,043,050
PTT Exploration & Production PCL (Foreign depository shares) (Thailand)	972,300	2,837,467
Surgutneftegas OJSC (Russia)	2,440,856	1,230,746

		11,094,066
Financials (4.6%)
Banco BBVA Argentina SA ADR (Argentina)(NON)(S)	172,137	712,647
Banco de Chile ADR (Chile)(S)	33,610	625,146
Banco do Brasil SA (Brazil)	478,158	3,078,001
Banco Macro SA ADR (Argentina)(NON)(S)	107,913	2,296,389
Banco Santander (Brasil) S.A. (Units) (Brazil)	312,771	1,792,128
Bank Central Asia Tbk PT (Indonesia)	545,100	1,167,783
Bank of China, Ltd. Class H (China)(NON)	729,000	243,513
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (Indonesia)	1,035,000	244,136
BB Seguridade Participacoes SA (Brazil)	771,300	4,114,842
Chailease Holding Co., Ltd. (Taiwan)	756,480	3,169,726
China Merchants Bank Co., Ltd. Class H (China)	635,000	2,965,158
China Minsheng Banking Corp., Ltd. Class H (China)	3,322,500	2,093,400
Country Garden Services Holdings Co, Ltd. (China)(NON)	352,000	2,125,294
Fubon Financial Holding Co., Ltd. (Taiwan)	1,289,000	1,827,750
Industrial & Commercial Bank of China, Ltd. Class H (China)	5,832,000	3,449,978
Logan Group Co., Ltd. (China)	666,000	1,155,171
OTP Bank Nyrt (Hungary)(NON)	33,816	1,210,247
Ping An Insurance (Group) Co. of China, Ltd. Class H (China)	758,000	7,995,987
Powszechny Zaklad Ubezpieczen SA (Poland)	89,688	650,330
Qualitas Controladora SAB de CV (Mexico)	65,424	264,783
Ruentex Development Co., Ltd. (Taiwan)	113,000	195,095
Tisco Financial Group PCL (Thailand)	611,000	1,273,631

		42,651,135
Health care (1.5%)
Advanz Pharma Corp., Ltd. (Canada)(NON)(S)	8,181	26,997
China Biologic Products Holdings, Inc. (China)(NON)	1,566	166,544
Dr Reddy's Laboratories, Ltd. (India)	40,436	2,444,417
Hypera SA (Brazil)	247,258	1,712,043
Seegene, Inc. (South Korea)	29,896	6,523,264
Sino Biopharmaceutical, Ltd. (China)	2,610,000	3,379,802

		14,253,067
Technology (11.6%)
Alibaba Group Holding, Ltd. ADR (China)(NON)	81,830	20,540,967
Globalwafers Co., Ltd. (Taiwan)	154,000	2,199,469
Infosys, Ltd. (India)	658,520	8,485,998
LG Electronics, Inc. (South Korea)	28,058	1,667,576
Lite-On Technology Corp. (Taiwan)	773,000	1,305,252
NCSOFT Corp. (South Korea)	3,723	2,535,955
NetEase, Inc. ADR (China)	8,296	3,803,052
Parade Technologies, Ltd. (Taiwan)	60,000	2,616,251
Radiant Opto-Electronics Corp. (Taiwan)	464,000	1,983,359
Samsung Electronics Co., Ltd. (South Korea)	377,981	18,397,169
Samsung SDS Co., Ltd. (South Korea)	12,455	1,743,055
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	190,791	15,051,502
Tata Consultancy Services, Ltd. (India)	163,411	4,990,937
Tech Mahindra, Ltd. (India)	181,813	1,659,894
Tencent Holdings, Ltd. (China)	202,500	13,862,063
United Microelectronics Corp. (Taiwan)	4,925,000	3,764,406
Wipro, Ltd. (India)	576,135	2,166,410

		106,773,315
Transportation (0.2%)
Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)(NON)	111,813	466,495
MISC Bhd (Malaysia)	739,900	1,375,891
Westports Holdings Bhd (Malaysia)	236,900	218,977

		2,061,363
Utilities and power (1.2%)
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	92,100	1,074,328
Electricity Generating PCL (Thailand)	185,500	1,409,877
Enel Americas SA ADR (Chile)	369,846	2,799,734
Federal Grid Co. Unified Energy System PJSC (Russia)	134,734,540	360,280
Glow Energy PCL (Thailand)(F)	35,800	11
Indraprastha Gas, Ltd. (India)(NON)	257,701	1,392,916
Inter RAO UES PJSC (Russia)	35,796,198	2,784,801
Mahanagar Gas, Ltd. (India)	79,167	1,033,536
Manila Electric Co. (Philippines)	39,630	213,845
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	25,989	25,989
Transmissora Aliancea De Energia Electrica SA (Units) (Brazil)	23,300	129,351

		11,224,668

Total common stocks (cost $229,109,931)		$279,729,362

INVESTMENT COMPANIES (9.5%)(a)
	Shares	Value
Communication Services Select Sector SPDR Fund(S)	259,400	$15,078,922
Consumer Staples Select Sector SPDR Fund(S)	225,900	14,163,930
Health Care Select Sector SPDR Fund(S)	138,100	14,573,693
Real Estate Select Sector SPDR Fund	383,000	13,887,580
Technology Select Sector SPDR Fund	146,000	16,122,780
Utility Select Sector SPDR Fund(S)	231,900	14,106,477

Total investment companies (cost $79,582,310)		$87,933,382

MORTGAGE-BACKED SECURITIES (8.8%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (5.8%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 16.499%, 6/15/34	$120,527	$146,802
REMICs IFB Ser. 3747, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.50%), 6.325%, 10/15/40	2,001,726	360,706
REMICs IFB Ser. 4073, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.875%, 8/15/38	2,640,348	95,528
REMICs IFB Ser. 3852, Class NT, ((-1 x 1 Month US LIBOR) + 6.00%), 5.825%, 5/15/41	1,359,715	1,509,685
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	1,007,961	135,269
REMICs Ser. 4568, Class MI, IO, 4.00%, 4/15/46	5,586,703	557,579
REMICs Ser. 4530, Class HI, IO, 4.00%, 11/15/45	3,099,482	294,318
REMICs Ser. 4389, Class IA, IO, 4.00%, 9/15/44	3,315,926	351,836
REMICs Ser. 4355, Class DI, IO, 4.00%, 3/15/44	2,712,436	148,053
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	2,032,958	236,960
REMICs Ser. 4213, Class GI, IO, 4.00%, 11/15/41	1,237,315	74,265
REMICs Ser. 3996, Class IK, IO, 4.00%, 3/15/39	601,521	3,664
REMICs Ser. 4369, Class IA, IO, 3.50%, 7/15/44	795,727	69,020
REMICs Ser. 4501, Class BI, IO, 3.50%, 10/15/43	1,248,347	24,674
REMICs Ser. 4663, Class KI, IO, 3.50%, 11/15/42	1,169,837	17,548
REMICs Ser. 4136, Class IW, IO, 3.50%, 10/15/42	2,365,318	245,998
REMICs Ser. 4097, Class PI, IO, 3.50%, 11/15/40	2,360,432	50,513
REMICs Ser. 4150, Class DI, IO, 3.00%, 1/15/43	2,096,329	183,429
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	3,784,630	301,749
REMICs Ser. 4134, Class PI, IO, 3.00%, 11/15/42	3,062,228	292,497
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	1,471,900	95,232
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	2,832,623	159,761
Structured Pass-Through Certificates FRB Ser. 8, Class A9, IO, 0.428%, 11/15/28(WAC)	137,052	1,891
Structured Pass-Through Certificates FRB Ser. 59, Class 1AX, IO, 0.287%, 10/25/43(WAC)	526,323	5,158
Structured Pass-Through Certificates Ser. 48, Class A2, IO, 0.212%, 7/25/33(WAC)	837,110	6,027
REMICs Ser. 3206, Class EO, PO, zero %, 8/15/36	9,648	9,213
REMICs Ser. 3175, Class MO, PO, zero %, 6/15/36	9,026	8,517
Strips Ser. 315, PO, zero %, 9/15/43	1,674,970	1,562,504
Federal National Mortgage Association
REMICs IFB Ser. 05-74, Class NK, ((-5 x 1 Month US LIBOR) + 27.50%), 26.642%, 5/25/35	45,324	72,215
REMICs IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR) + 23.10%), 22.499%, 11/25/35	45,952	66,778
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 12.557%, 5/25/40	569,394	694,661
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	3,239,739	666,451
REMICs IFB Ser. 17-8, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.928%, 2/25/47	7,656,035	1,695,659
REMICs IFB Ser. 17-74, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.75%), 5.578%, 10/25/47	9,041,034	1,704,094
REMICs Ser. 18-58, Class IO, IO, 5.50%, 8/25/48	2,884,246	547,532
REMICs Ser. 15-28, IO, 5.50%, 5/25/45	4,534,579	913,310
Interest Strip Ser. 397, Class 2, IO, 5.00%, 9/25/39	24,866	3,777
REMICs Ser. 17-113, IO, 5.00%, 1/25/38	909,575	111,879
REMICs Ser. 12-104, Class QI, IO, 4.50%, 5/25/42	1,284,081	140,324
REMICs Ser. 17-48, Class LI, IO, 4.00%, 5/25/47	2,970,099	256,171
REMICs Ser. 17-2, Class KI, IO, 4.00%, 2/25/47	1,275,057	122,724
REMICs Ser. 14-47, Class IP, IO, 4.00%, 3/25/44	3,286,482	240,042
REMICs Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	3,623,313	457,353
REMICs Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	2,519,960	145,672
REMICs Ser. 15-73, Class PI, IO, 3.50%, 10/25/45	1,312,382	46,462
REMICs Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	805,435	39,937
REMICs Ser. 12-136, Class PI, IO, 3.50%, 11/25/42	1,171,860	57,737
REMICs Ser. 14-10, IO, 3.50%, 8/25/42	1,676,462	103,190
REMICs Ser. 12-101, Class PI, IO, 3.50%, 8/25/40	1,208,939	13,943
REMICs Ser. 13-21, Class AI, IO, 3.50%, 3/25/33	2,178,799	182,771
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	1,864,471	148,714
REMICs Ser. 6, Class BI, IO, 3.00%, 12/25/42	1,811,924	66,621
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	1,586,580	71,091
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	1,760,983	49,002
REMICs Ser. 13-31, Class NI, IO, 3.00%, 6/25/41	2,197,786	72,282
REMICs Trust Ser. 98-W5, Class X, IO, 0.858%, 7/25/28(WAC)	272,917	7,860
REMICs Trust Ser. 98-W2, Class X, IO, 0.753%, 6/25/28(WAC)	919,427	29,881
REMICs Ser. 08-36, Class OV, PO, zero %, 1/25/36	6,575	6,063
Government National Mortgage Association
IFB Ser. 11-81, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.71%), 6.528%, 11/16/36	34,635	129
IFB Ser. 18-91, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.063%, 7/20/48	4,183,917	677,804
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.963%, 9/20/43	550,242	106,912
IFB Ser. 13-99, Class VS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.923%, 7/16/43	630,886	117,723
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.863%, 8/20/49	214,592	27,323
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.863%, 6/20/49	311,406	36,395
IFB Ser. 11-17, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.863%, 2/20/41	1,213,449	224,890
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.863%, 12/2/21	334,383	37,566
IFB Ser. 10-134, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.813%, 11/20/39	1,416,688	76,714
Ser. 17-132, Class IB, IO, 5.50%, 9/20/47	755,726	163,054
Ser. 16-150, Class I, IO, 5.00%, 11/20/46	3,760,426	595,802
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	1,955,880	334,788
Ser. 14-76, IO, 5.00%, 5/20/44	2,207,289	346,180
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44	1,842,389	265,972
Ser. 14-2, Class IC, IO, 5.00%, 1/16/44	4,224,438	798,367
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	781,897	142,540
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	11,681	966
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	543,804	91,526
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	840,307	141,522
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	2,747,751	476,570
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	2,131,149	371,204
Ser. 17-160, Class AI, IO, 4.50%, 10/20/47	747,249	118,089
Ser. 16-49, IO, 4.50%, 11/16/45	2,202,433	361,646
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	3,875,878	589,712
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	3,444,004	280,790
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	1,674,823	313,644
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	413,001	33,817
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	1,329,820	117,467
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	648,418	95,290
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	1,032,283	147,841
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	750,341	106,924
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	386,496	70,899
Ser. 17-99, Class AI, IO, 4.00%, 1/20/47	2,334,317	261,163
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	963,107	61,780
Ser. 17-57, Class AI, IO, 4.00%, 6/20/45	1,659,574	157,659
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	3,760,359	677,993
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	2,553,932	274,923
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43	686,858	66,646
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42	1,029,014	98,820
Ser. 12-106, Class QI, IO, 4.00%, 7/20/42	397,864	52,956
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	1,352,279	171,407
Ser. 14-104, IO, 4.00%, 3/20/42	3,893,934	445,583
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41	1,326,987	142,975
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41	2,206,943	184,871
Ser. 14-162, Class DI, IO, 4.00%, 11/20/38	81,695	59
Ser. 14-133, Class AI, IO, 4.00%, 10/20/36	2,369,355	55,442
Ser. 16-H23, Class NI, IO, 3.761%, 10/20/66	7,840,163	798,913
Ser. 15-H20, Class CI, IO, 3.574%, 8/20/65	14,385,578	1,317,345
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	2,270,188	196,485
Ser. 15-24, Class IA, IO, 3.50%, 2/20/45	1,497,328	146,888
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43	961,013	22,501
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	1,888,138	125,089
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	1,390,304	107,749
Ser. 12-145, IO, 3.50%, 12/20/42	1,395,906	201,975
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	405,994	30,450
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	764,477	48,437
Ser. 13-37, Class LI, IO, 3.50%, 1/20/42	1,016,979	63,765
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	1,852,216	60,197
Ser. 15-36, Class GI, IO, 3.50%, 6/16/41	1,575,871	92,709
Ser. 13-157, Class IA, IO, 3.50%, 4/20/40	1,560,612	73,541
Ser. 13-90, Class HI, IO, 3.50%, 4/20/40	140,840	44
Ser. 13-79, Class XI, IO, 3.50%, 11/20/39	3,614,903	164,260
Ser. 183, Class AI, IO, 3.50%, 10/20/39	1,703,376	70,263
Ser. 13-6, Class AI, IO, 3.50%, 8/20/39	2,240,326	189,539
Ser. 15-118, Class EI, IO, 3.50%, 7/20/39	1,892,984	38,257
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39	2,625,526	80,341
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39	4,459,327	142,939
Ser. 15-82, Class GI, IO, 3.50%, 12/20/38	2,623,422	32,396
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37	1,767,473	87,843
Ser. 15-H25, Class BI, IO, 3.47%, 10/20/65	13,059,063	1,196,210
Ser. 15-H26, Class DI, IO, 3.356%, 10/20/65	5,674,701	535,153
Ser. 16-H02, Class BI, IO, 3.288%, 11/20/65	13,115,716	1,158,262
Ser. 16-H03, Class AI, IO, 3.189%, 1/20/66	10,521,301	927,814
FRB Ser. 15-H16, Class XI, IO, 3.13%, 7/20/65	9,175,182	938,621
Ser. 14-H21, Class AI, IO, 3.125%, 10/20/64	10,980,517	917,554
Ser. 15-H09, Class AI, IO, 3.086%, 4/20/65	9,798,675	851,485
Ser. 16-H04, Class KI, IO, 2.945%, 2/20/66	9,680,041	706,964
Ser. 16-H07, Class HI, IO, 2.943%, 2/20/66	6,565,233	564,840
Ser. 15-H22, Class GI, IO, 2.592%, 9/20/65	8,099,184	883,621
Ser. 17-H11, Class NI, IO, 2.563%, 5/20/67	12,760,425	1,335,327
Ser. 17-H02, Class BI, IO, 2.409%, 1/20/67	6,229,080	653,393
Ser. 16-H04, Class HI, IO, 2.383%, 7/20/65	5,231,894	366,233
Ser. 16-H11, Class HI, IO, 2.103%, 1/20/66	5,054,409	374,894
Ser. 15-H15, Class JI, IO, 2.09%, 6/20/65	10,045,951	921,214
Ser. 15-H24, Class HI, IO, 2.045%, 9/20/65	17,359,135	1,002,473
Ser. 15-H19, Class NI, IO, 2.044%, 7/20/65	13,587,943	1,153,616
Ser. 15-H25, Class EI, IO, 1.984%, 10/20/65	9,648,755	802,776
Ser. 15-H18, Class IA, IO, 1.977%, 6/20/65	6,139,402	365,908
Ser. 15-H10, Class CI, IO, 1.938%, 4/20/65	14,423,142	1,105,793
Ser. 15-H26, Class GI, IO, 1.933%, 10/20/65	9,296,711	775,346
Ser. 15-H26, Class EI, IO, 1.854%, 10/20/65	9,985,737	843,795
Ser. 17-H14, Class DI, IO, 1.844%, 6/20/67	10,071,976	604,077
Ser. 15-H09, Class BI, IO, 1.826%, 3/20/65	13,488,862	1,003,814
Ser. 15-H10, Class EI, IO, 1.755%, 4/20/65	10,795,363	481,117
Ser. 15-H25, Class AI, IO, 1.748%, 9/20/65	13,194,276	968,460
Ser. 15-H24, Class BI, IO, 1.748%, 8/20/65	15,081,776	589,728
Ser. 15-H14, Class BI, IO, 1.701%, 5/20/65	15,488,227	656,081
Ser. 11-H15, Class AI, IO, 1.679%, 6/20/61	3,627,167	186,206
Ser. 16-H08, Class GI, IO, 1.566%, 4/20/66	13,291,992	688,725
Ser. 11-H08, Class GI, IO, 1.392%, 3/20/61(WAC)	6,707,619	273,000
FRB Ser. 16-H16, Class DI, IO, 0.786%, 6/20/66	5,040,345	500,419
Ser. 15-H26, Class CI, IO, 0.406%, 8/20/65	17,040,227	281,164
GSMPS Mortgage Loan Trust 144A FRB Ser. 99-2, IO, 0.84%, 9/19/27(WAC)	80,332	305

		54,311,249
Commercial mortgage-backed securities (1.7%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.291%, 1/15/49(WAC)	125,641	173
Banc of America Commercial Mortgage Trust 144A FRB Ser. 08-1, Class C, 6.567%, 2/10/51 (In default)(NON)(WAC)	1,107,980	88,638
Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB Ser. 05-1, Class C, 5.482%, 11/10/42(WAC)	721,000	180,250
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.432%, 1/12/45(WAC)	884,000	636,480
Ser. 05-PWR7, Class D, 5.264%, 2/11/41(WAC)	806,000	604,500
Ser. 05-PWR7, Class C, 5.235%, 2/11/41(WAC)	489,000	533,198
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.775%, 3/11/39(WAC)	2,204,952	1,543,467
FRB Ser. 06-PW11, Class C, 5.775%, 3/11/39 (In default)(NON)(WAC)	345,238	10,357
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class D, 4.847%, 5/10/47(WAC)	315,000	239,867
Ser. 12-CR3, Class F, 4.75%, 10/15/45(WAC)	725,000	354,959
Ser. 12-LC4, Class E, 4.25%, 12/10/44	1,056,000	564,965
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.173%, 5/15/38(WAC)	112,135	5,852
GS Mortgage Securities Trust 144A
FRB Ser. 14-GC24, Class D, 4.532%, 9/10/47(WAC)	1,168,000	432,160
FRB Ser. 06-GG8, Class X, IO, 1.046%, 11/10/39(WAC)	7,977,271	14,447
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.81%, 2/15/47(WAC)	2,751,000	1,312,466
FRB Ser. 13-C14, Class E, 4.702%, 8/15/46(WAC)	1,491,000	967,531
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 07-LDPX, Class X, IO, 0.052%, 1/15/49(WAC)	592,787	6
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class F, 5.152%, 5/15/45(WAC)	766,000	196,100
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	370,000	215,081
Ser. 12-C6, Class G, 2.972%, 5/15/45(WAC)	1,166,000	182,835
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, 0.167%, 2/15/40(WAC)	91,568	9
ML-CFC Commercial Mortgage Trust 144A FRB Ser. 06-4, Class XC, IO, 0.55%, 12/12/49(WAC)	707,843	3,212
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class E, 4.353%, 8/15/46(WAC)	1,350,000	434,113
FRB Ser. 13-C11, Class F, 4.353%, 8/15/46(WAC)	1,720,000	516,000
FRB Ser. 13-C10, Class D, 4.082%, 7/15/46(WAC)	2,538,000	1,783,760
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)	529,702	111,237
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	1,865,057	1,838,442
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class G, 5.244%, 7/15/49(WAC)	795,000	331,043
UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	853,000	127,186
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.266%, 11/15/48(WAC)	949,457	28
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-C21, Class E, 5.098%, 10/15/44(WAC)	498,717	448,845
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.276%, 7/15/46(WAC)	1,041,000	416,400
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.221%, 6/15/44(WAC)	87,000	42,979
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)	1,355,000	711,326
Ser. 11-C3, Class E, 5.00%, 3/15/44(WAC)	367,000	155,796
FRB Ser. 13-C15, Class D, 4.493%, 8/15/46(WAC)	673,004	321,807
FRB Ser. 12-C10, Class E, 4.428%, 12/15/45(WAC)	697,000	139,400

		15,464,915
Residential mortgage-backed securities (non-agency) (1.3%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.362%, 5/25/47	404,669	199,542
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 0.522%, 3/25/37	748,991	645,177
Countrywide Alternative Loan Trust FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 2.282%, 8/25/46	322,760	284,262
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 05-3, Class 1A1, (1 Month US LIBOR + 0.62%), 0.792%, 4/25/35	277,762	236,924
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 10.172%, 7/25/28	1,228,589	1,309,413
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (1 Month US LIBOR + 11.00%), 11.172%, 10/25/48	161,000	148,814
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (1 Month US LIBOR + 10.50%), 10.672%, 3/25/49	63,000	61,181
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2, (1 Month US LIBOR + 8.15%), 8.322%, 7/25/49	92,000	76,628
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	458,000	421,721
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (1 Month US LIBOR + 4.25%), 4.422%, 10/25/48	596,000	526,343
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 3.872%, 12/25/30	180,000	163,708
Structured Agency Credit Risk Debt FRN Ser. 19-HQA3, Class B1, (1 Month US LIBOR + 3.00%), 3.172%, 9/25/49	53,000	47,453
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.822%, 1/25/49	101,970	99,146
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.622%, 3/25/49	11,147	10,813
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 2.522%, 2/25/49	40,540	39,253
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 12.422%, 9/25/28	2,218,111	2,663,910
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.872%, 4/25/28	1,008,088	1,050,783
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 5.722%, 4/25/28	68,660	71,155
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.172%, 7/25/25	119,149	121,186
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 5.022%, 10/25/29	265,000	259,709
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, (1 Month US LIBOR + 4.55%), 4.722%, 2/25/25	72,077	73,143
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (1 Month US LIBOR + 4.45%), 4.622%, 2/25/30	451,000	432,960
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.172%, 5/25/25	50,617	51,752
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 4.172%, 5/25/25	106,359	108,901
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 3.772%, 1/25/30	346,000	311,584
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 2.972%, 2/25/30	88,838	86,322
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65(WAC)(FWC)	106,000	106,010
GSAA Trust FRB Ser. 07-6, Class 1A1, (1 Month US LIBOR + 0.12%), 0.292%, 5/25/47	188,405	130,311
MortgageIT Trust FRB Ser. 04-1, Class M2, (1 Month US LIBOR + 1.01%), 1.177%, 11/25/34	188,961	175,178
Pretium Mortgage Credit Partners, LLC 144A FRB Ser. 20-RPL1, Class A1, 3.819%, 5/27/60	248,635	248,938
Residential Accredit Loans, Inc. FRB Ser. 06-QO5, Class 1A1, (1 Month US LIBOR + 0.22%), 0.387%, 5/25/46	185,220	163,919
Residential Accredit Loans, Inc. Trust FRB Ser. 06-QO10, Class A1, (1 Month US LIBOR + 0.16%), 0.332%, 1/25/37	222,842	205,884
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 1.022%, 5/25/47	153,903	114,960
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 0.365%, 1/25/37	1,169,773	1,022,808
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR14, Class 1A2, 3.822%, 12/25/35(WAC)	549,694	531,565

		12,201,356

Total mortgage-backed securities (cost $98,557,314)		$81,977,520

COMMODITY LINKED NOTES (7.9%)(a)(CLN)
	Principal amount	Value
Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less 0.16%, 2021 (Indexed to the BofA Merrill Lynch Commodity MLBX4SX6 Excess Return Strategy multiplied by 3)	$11,700,000	$20,005,906
Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less 0.12%, 2020 (Indexed to the BofA Merrill Lynch Commodity MLBX4SX6 Excess Return Strategy multiplied by 3)	639,000	1,073,164
Citigroup Global Markets Holdings, Inc. sr. notes Ser. N, 1-month USD LIBOR less 0.16%, 2021 (Indexed to the Citi Commodities F3 vs F0 - 4x Leveraged Index multiplied by 3)	12,858,000	21,178,116
Citigroup Global Markets Holdings, Inc. 144A sr. notes 1-month USD LIBOR less 0.13%, 2020 (Indexed to the Citi Cross-Asset Trend Index multiplied by 3)	14,048,000	11,869,381
Goldman Sachs International 144A notes zero %, 2021 (Indexed to the S&P GSCI Excess Return Index multiplied by 3)	3,421,000	6,177,235
S&P Goldman Sachs International 144A notes zero %, 2021 (Indexed to the S&P GSCI Excess Return Index multiplied by 3)	6,939,000	13,623,065

Total commodity Linked Notes (cost $49,605,000)		$73,926,867

WARRANTS (4.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Bank of Jiangsu Co., Ltd. 144A Class A, (China)	9/7/20	$0.00	1,243,747	$1,078,811
Bank of Shanghai Co., Ltd. 144A (China)	12/2/20	0.00	2,367,681	2,810,681
Foshan Haitian Flavouring & Food Co., Ltd. 144A (China)	4/12/21	0.00	70,200	1,510,491
Gree Electric Appliances, Inc. of Zhuhai 144A (China)	8/24/20	0.00	529,449	4,319,873
Hundsun Technologies, Inc. 144A (China)	7/29/21	0.00	187,000	2,936,520
Kweichow Moutai Co., Ltd 144A Class A, (China)	9/7/20	0.00	24,077	5,792,942
Poly Developments and Holdings Group Co., Ltd. 144A (China)	7/29/21	0.00	1,408,300	3,149,764
Sany Heavy Industry Co., Ltd. 144A (China)	12/21/20	0.00	1,716,949	5,196,415
Seazen Holdings Co., Ltd. 144A (China)	5/6/21	0.00	184,500	900,154
Shanghai Pudong Development Bank Co., Ltd. 144A (China)	11/11/20	0.00	2,606,700	3,871,765
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. 144A (China)	11/11/20	0.00	108,508	5,398,051
Stearns Holdings, LLC Class B(F)	11/5/39	0.01	70,872	70,872

Total warrants (cost $30,217,834)				$37,036,339

CORPORATE BONDS AND NOTES (2.4%)(a)
		Principal amount	Value
AES Corp. (The) sr. unsec. unsub. notes 5.50%, 4/15/25		$3,529,000	$3,630,446
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		600,000	677,477
ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)		2,500,000	2,540,625
California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22 (In default)(NON)		118,000	2,123
Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%, 1/11/25 (Mexico)		2,585,000	2,603,095
Crown Castle International Corp. sr. unsec. notes 3.15%, 7/15/23(R)		840,000	899,184
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty notes 9.50%, 7/31/27 (Ireland)		118,000	126,998
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6.00%, 6/30/28 (Ireland)		149,000	113,613
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22		2,015,000	2,055,905
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26		150,658	158,568
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		273,068	271,703
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		3,308,000	3,551,965
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22		1,023,000	189,613
Par Pharmaceutical, Inc. 144A company guaranty sr. notes 7.50%, 4/1/27		59,000	62,688
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		602,000	707,230
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		263,000	287,985
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)		127,000	139,065
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)		1,809,000	45,225
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.50%, 3/13/27 (Mexico)		35,000	33,352
Petroleos Mexicanos 144A company guaranty sr. unsec. bonds 7.69%, 1/23/50 (Mexico)		242,000	212,791
Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 5.95%, 1/28/31 (Mexico)		130,000	111,800
Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20		1,500,000	1,501,875
Stearns Holdings, LLC/Stearns Co-Issuer, Inc. 144A notes 5.00%, 11/5/24		25,339	15,330
Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23		390,000	349,050
Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)	GBP	425,000	578,773
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		$1,800,000	1,912,500

Total corporate bonds and notes (cost $23,505,652)			$22,778,979

SENIOR LOANS (1.3%)(a)(c)
	Principal amount	Value
Air Medical Group Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 4/28/22	$394,509	$387,676
Ascent Resources - Marcellus, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 6.50%), 7.50%, 3/30/23	30,667	26,910
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.75%, 5/5/24	228,074	226,554
Diamond Resorts International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.75%, 9/2/23	1,097,635	948,356
Golden Nugget, LLC bank term loan FRN Ser. B, (1 Month US LIBOR + 2.50%), 4.081%, 10/4/23	995,828	830,687
Jaguar Holding Co. II bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 3.50%, 8/18/22	1,520,000	1,512,780
Neiman Marcus Group, Ltd., LLC bank term loan FRN (BBA LIBOR USD 3 Month + 6.00%), 6.267%, 10/25/23 (In default)(NON)	1,641,035	289,917
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.406%, 6/30/25	1,162,050	1,124,574
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 11/3/23	486,235	475,642
Reynolds Group Holdings, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.463%, 2/5/23	418,717	409,645
Scientific Games International, Inc. bank term loan FRN Ser. B5, (BBA LIBOR USD 3 Month + 2.75%), 3.473%, 8/14/24	2,619,672	2,380,158
Talbots, Inc. (The) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 7.00%), 8.00%, 11/28/22	1,543,765	1,204,137
TransDigm, Inc. bank term loan FRN Ser. E, (BBA LIBOR USD 3 Month + 2.25%), 3.659%, 5/30/25	251,098	234,418
TransDigm, Inc. bank term loan FRN Ser. F, (BBA LIBOR USD 3 Month + 2.25%), 3.909%, 12/9/25	919,059	858,683
Univision Communications, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.75%, 3/24/26	975,231	939,472
Welbilt, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 2.661%, 10/23/25	397,051	347,420

Total senior loans (cost $14,574,226)		$12,197,029

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.0%)(a)
		Principal amount	Value
Argentina (Republic of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)		$535,000	$337,055
Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS, 7.875%, 6/15/27 (Argentina) (In default)(NON)		275,000	118,594
Buenos Aires (Province of) sr. unsec. unsub. notes Ser. REGS, 6.50%, 2/15/23 (Argentina) (In default)(NON)		255,000	108,503
Buenos Aires (Province of) unsec. FRN 32.719%, 5/31/22 (Argentina)	ARS	13,300,000	183,049
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina) (In default)(NON)		$735,000	317,153
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%, 2/15/48 (Dominican Republic)		208,000	211,848
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)		251,000	295,553
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		316,000	347,600
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		577,000	610,899
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		200,000	204,003
Egypt (Arab Republic of) 144A sr. unsec. bonds 7.053%, 1/15/32 (Egypt)		510,000	482,399
Egypt (Arab Republic of) 144A sr. unsec. notes 5.75%, 5/29/24 (Egypt)		270,000	272,111
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/15/24 (Indonesia)		1,005,000	1,155,645
Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)		300,000	346,102
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)		1,310,000	1,277,250
Ivory Coast (Republic of) 144A sr. unsec. unsub. bonds 5.25%, 3/22/30 (Ivory Coast)	EUR	190,000	207,173
Kenya (Republic of) sr. unsec. bonds Ser. REGS, 8.00%, 5/22/32 (Kenya)		$280,000	276,147
Qatar (State of) 144A sr. unsec. notes 3.75%, 4/16/30 (Qatar)		270,000	317,282
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		1,260,000	1,247,400
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		495,000	490,670
United Mexican States sr. unsec. unsub. bonds 3.25%, 4/16/30 (Mexico)		383,000	392,001
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)		815,000	57,050

Total foreign government and agency bonds and notes (cost $10,023,291)			$9,255,487

ASSET-BACKED SECURITIES (0.8%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 0.00%), 3.15%, 7/25/24	$1,011,000	$1,011,000
Mello Warehouse Securitization Trust 144A FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 0.972%, 6/25/52	1,450,000	1,435,500
MRA Issuance Trust 144A FRB Ser. 20-2, Class A, (1 Month US LIBOR + 1.15%), 2.19%, 10/22/20	878,417	886,850
Station Place Securitization Trust 144A
FRB Ser. 20-WL1, Class A, (1 Month US LIBOR + 0.65%), 1.334%, 6/25/51	478,000	478,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.83%), 1.002%, 3/26/21	1,228,000	1,228,000
FRB Ser. 19-11, Class A, (1 Month US LIBOR + 0.75%), 0.929%, 10/24/20	1,302,000	1,302,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%), 0.879%, 9/24/20	1,353,000	1,353,000

Total asset-backed securities (cost $7,700,417)		$7,694,350

PREFERRED STOCKS (0.1%)(a)
	Shares	Value
Telefonica Brasil SA $0.00 (Preference shares) (Brazil)	121,900	$1,230,322

Total preferred stocks (cost $1,632,422)		$1,230,322

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
CHC Group, LLC/CHC Finance, Ltd. cv. notes Ser. AI, zero %, 10/1/20, (acquired 2/2/17, cost $88,142)(RES)	$96,895	$14,534

Total convertible bonds and notes (cost $95,264)		$14,534

PURCHASED SWAP OPTIONS OUTSTANDING (—%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Barclays Bank PLC
(0.353)/3 month USD-LIBOR-BBA/Aug-25 (United Kingdom)	Aug-20/0.353	$25,774,700	$2,062

Total purchased swap options outstanding (cost $134,441)			$2,062

PURCHASED OPTIONS OUTSTANDING (0.7%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
EUR/USD (Call)	Nov-20/$1.16	$21,194,795	EUR	17,992,950	$582,942
EUR/USD (Call)	Jan-21/0.00	20,385,132	EUR	17,305,600	215,104
EUR/USD (Call)	Oct-20/1.21	20,385,132	EUR	17,305,600	132,300
SPDR S&P 500 ETF Trust (Put)	May-21/235.00	26,928,104		$82,470	548,891
SPDR S&P 500 ETF Trust (Put)	Apr-21/225.00	22,874,032		70,054	352,509
USD/JPY (Put)	Nov-20/JPY 105.00	15,190,775		15,190,775	220,752
Citibank, N.A.
SPDR S&P 500 ETF Trust (Put)	Feb-21/$290.00	31,681,583		97,028	1,295,355
SPDR S&P 500 ETF Trust (Put)	Jul-21/255.00	27,289,236		83,576	956,412
Credit Suisse International
EUR/CHF (Call)	Dec-20/CHF 1.10	31,809,951	EUR	27,004,500	138,978
Goldman Sachs International
EUR/USD (Call)	Nov-20/$1.16	21,194,795	EUR	17,992,950	582,942
USD/JPY (Put)	Nov-20/JPY 105.00	15,190,775		$15,190,775	220,752
JPMorgan Chase Bank N.A.
SPDR S&P 500 ETF Trust (Put)	Jun-21/$250.00	25,217,793		77,232	745,375
SPDR S&P 500 ETF Trust (Put)	Mar-21/195.00	22,960,560		70,319	164,958

Total purchased options outstanding (cost $7,947,362)					$6,157,270

SHORT-TERM INVESTMENTS (42.3%)(a)
		Principal amount/ shares	Value
Atlantic Asset Securitization, LLC asset backed commercial paper 0.140%, 8/20/20		$5,000,000	$4,999,380
BPCE SA commercial paper 0.200%, 10/28/20		4,750,000	4,747,816
Export Development Canada commercial paper 0.120%, 8/21/20		250,000	249,987
Manhattan Asset Funding Co., LLC asset backed commercial paper 0.170%, 8/17/20		5,000,000	4,999,841
MetLife Short Term Funding, LLC asset backed commercial paper 0.140%, 9/10/20		5,000,000	4,999,431
Putnam Cash Collateral Pool, LLC 0.22%(AFF)	Shares	46,010,152	46,010,152
Putnam Short Term Investment Fund Class P 0.29%(AFF)	Shares	221,400,535	221,400,535
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.09%(P)	Shares	6,541,000	6,541,000
U.S. Treasury Bills 0.131%, 8/25/20(SEG)(SEGSF)(SEGCCS)		$31,086,001	31,084,338
U.S. Treasury Bills 0.019%, 9/10/20(SEG)(SEGSF)(SEGCCS)		15,769,000	15,767,461
U.S. Treasury Bills zero%, 8/13/20(SEG)(SEGSF)		12,472,000	12,471,689
U.S. Treasury Bills 0.015%, 9/3/20(SEG)(SEGSF)(SEGCCS)		9,830,000	9,829,175
U.S. Treasury Bills 0.076%, 8/6/20(SEGSF)		9,248,000	9,247,930
U.S. Treasury Bills 0.110%, 10/22/20(SEGSF)(SEGCCS)		8,700,000	8,698,091
U.S. Treasury Bills zero%, 8/20/20(SEGSF)(SEGCCS)		6,676,000	6,675,700
U.S. Treasury Bills zero %, 9/15/20(i)		584,000	583,942
U.S. Treasury Cash Management Bills 0.106%, 10/27/20(SEGSF)(SEGCCS)		5,400,000	5,398,789

Total short-term investments (cost $393,705,980)			$393,705,257
TOTAL INVESTMENTS

Total investments (cost $1,381,265,755)			$1,450,759,552

	FORWARD CURRENCY CONTRACTS at 7/31/20 (aggregate face value $225,075,819) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	10/21/20	$1,092,534	$1,060,315	$32,219
		Canadian Dollar	Sell	10/21/20	3,222,217	3,178,855	(43,362)
		Euro	Buy	9/16/20	2,236,141	2,129,009	107,132
		Hong Kong Dollar	Sell	8/19/20	3,026,039	3,022,150	(3,889)
		Japanese Yen	Sell	8/19/20	5,559,934	5,483,083	(76,851)
		New Taiwan Dollar	Buy	8/19/20	2,606,019	2,593,155	12,864
		New Taiwan Dollar	Sell	8/19/20	2,606,019	2,580,693	(25,326)
		New Zealand Dollar	Buy	10/21/20	1,526,345	1,505,748	20,597
		Norwegian Krone	Sell	9/16/20	664,909	627,606	(37,303)
		Swedish Krona	Buy	9/16/20	639,435	602,850	36,585
	Barclays Bank PLC
		British Pound	Buy	9/16/20	154,236	148,371	5,865
		Canadian Dollar	Sell	10/21/20	115,815	114,162	(1,653)
		Euro	Sell	9/16/20	7,686,191	7,321,212	(364,979)
		Indonesian Rupiah	Buy	8/19/20	2,579,837	2,472,999	106,838
		Indonesian Rupiah	Sell	8/19/20	2,579,837	2,639,467	59,630
		Japanese Yen	Buy	8/19/20	3,816,692	3,764,908	51,784
		New Zealand Dollar	Buy	10/21/20	2,371,359	2,338,470	32,889
		Norwegian Krone	Buy	9/16/20	5,246,276	5,104,036	142,240
		Polish Zloty	Buy	9/16/20	59,879	60,713	(834)
		Swedish Krona	Sell	9/16/20	2,680,845	2,516,444	(164,401)
	Citibank, N.A.
		British Pound	Sell	9/16/20	1,649,594	1,577,468	(72,126)
		Canadian Dollar	Sell	10/21/20	194,593	191,739	(2,854)
		Chilean Peso	Buy	10/21/20	2,572,261	2,543,812	28,449
		Euro	Buy	9/16/20	1,673,274	1,593,470	79,804
		Japanese Yen	Buy	8/19/20	691,446	680,719	10,727
		New Zealand Dollar	Sell	10/21/20	2,332,959	2,301,552	(31,407)
		Norwegian Krone	Sell	9/16/20	664,909	627,876	(37,033)
		Swedish Krona	Sell	9/16/20	1,006,536	943,562	(62,974)
		Swiss Franc	Sell	9/16/20	35,909	34,210	(1,699)
	Credit Suisse International
		Australian Dollar	Sell	10/21/20	13,364	12,972	(392)
		British Pound	Sell	9/16/20	597,829	575,069	(22,760)
		Canadian Dollar	Sell	10/21/20	1,369,696	1,349,772	(19,924)
		Euro	Sell	9/16/20	2,096,191	1,995,604	(100,587)
		New Zealand Dollar	Buy	10/21/20	82,240	81,130	1,110
	Goldman Sachs International
		Australian Dollar	Sell	10/21/20	765,875	742,078	(23,797)
		British Pound	Sell	9/16/20	396,064	380,960	(15,104)
		Canadian Dollar	Buy	10/21/20	1,629,702	1,605,990	23,712
		Euro	Sell	9/16/20	1,554,546	1,479,606	(74,940)
		Japanese Yen	Sell	8/19/20	2,132,358	2,101,504	(30,854)
		New Zealand Dollar	Sell	10/21/20	2,145,001	2,115,755	(29,246)
		Norwegian Krone	Buy	9/16/20	1,446,168	1,387,606	58,562
		Russian Ruble	Buy	9/16/20	105,362	26,700	78,662
		Swedish Krona	Buy	9/16/20	5,211,018	4,907,396	303,622
	HSBC Bank USA, National Association
		Australian Dollar	Buy	10/21/20	5,738,448	5,569,177	169,271
		British Pound	Buy	9/16/20	856,941	820,830	36,111
		Canadian Dollar	Buy	10/21/20	3,507,313	3,455,600	51,713
		Euro	Buy	9/16/20	1,834,447	1,750,795	83,652
		Hong Kong Dollar	Sell	8/19/20	5,358,432	5,351,373	(7,059)
		Indian Rupee	Buy	8/19/20	2,578,074	2,527,140	50,934
		Indian Rupee	Sell	8/19/20	2,578,074	2,539,550	(38,524)
		Japanese Yen	Buy	8/19/20	2,643,456	2,590,455	53,001
		New Zealand Dollar	Buy	10/21/20	464,522	457,814	6,708
		Norwegian Krone	Sell	9/16/20	1,329,830	1,255,911	(73,919)
		Swedish Krona	Sell	9/16/20	70,063	67,905	(2,158)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Sell	10/21/20	77,252	76,437	(815)
		British Pound	Sell	9/16/20	197,836	169,155	(28,681)
		Canadian Dollar	Sell	10/21/20	1,938,468	1,907,361	(31,107)
		Euro	Sell	9/16/20	9,756,561	9,287,103	(469,458)
		Japanese Yen	Sell	8/19/20	408,428	402,222	(6,206)
		New Zealand Dollar	Buy	10/21/20	360,994	360,516	478
		Singapore Dollar	Buy	8/19/20	5,235,023	5,144,225	90,798
		Singapore Dollar	Sell	8/19/20	5,235,023	5,048,639	(186,384)
		Swedish Krona	Buy	9/16/20	203,137	191,442	11,695
		Swiss Franc	Sell	9/16/20	432,330	403,109	(29,221)
	Morgan Stanley & Co. International PLC
		Canadian Dollar	Buy	10/21/20	642,472	635,969	6,503
		New Zealand Dollar	Buy	10/21/20	635,833	638,654	(2,821)
		New Zealand Dollar	Sell	10/21/20	643,858	637,663	(6,195)
		Swedish Krona	Buy	9/16/20	655,843	637,056	18,787
	NatWest Markets PLC
		British Pound	Buy	9/16/20	683,981	658,005	25,976
		Canadian Dollar	Buy	10/21/20	1,246,713	1,228,961	17,752
		Euro	Sell	9/16/20	340,857	324,542	(16,315)
		New Zealand Dollar	Buy	10/21/20	1,447,620	1,427,276	20,344
	State Street Bank and Trust Co.
		Australian Dollar	Sell	10/21/20	1,180,362	1,188,404	8,042
		British Pound	Sell	9/16/20	6,756,407	6,478,040	(278,367)
		Canadian Dollar	Sell	10/21/20	10,301,284	10,113,903	(187,381)
		Euro	Sell	9/16/20	9,053,861	8,597,540	(456,321)
		Hong Kong Dollar	Sell	8/19/20	11,186,929	11,172,184	(14,745)
		Japanese Yen	Sell	8/19/20	6,765,816	6,657,603	(108,213)
		New Zealand Dollar	Buy	10/21/20	5,093,698	5,013,543	80,155
		Norwegian Krone	Sell	9/16/20	1,316,599	1,280,354	(36,245)
		Swedish Krona	Buy	9/16/20	3,218,996	3,088,484	130,512
	Toronto-Dominion Bank
		Australian Dollar	Buy	10/21/20	2,153,338	2,090,151	63,187
		British Pound	Sell	9/16/20	238,424	230,998	(7,426)
		Canadian Dollar	Sell	10/21/20	3,551,070	3,497,961	(53,109)
		Euro	Sell	9/16/20	2,917,265	2,776,536	(140,729)
		Hong Kong Dollar	Sell	8/19/20	1,513,033	1,511,080	(1,953)
		New Zealand Dollar	Buy	10/21/20	62,343	61,499	844
	UBS AG
		Australian Dollar	Sell	10/21/20	2,989,604	2,897,829	(91,775)
		British Pound	Sell	9/16/20	2,810,161	2,703,887	(106,274)
		Canadian Dollar	Buy	10/21/20	840,053	830,603	9,450
		Euro	Sell	9/16/20	258,089	245,843	(12,246)
		Hong Kong Dollar	Sell	8/19/20	1,638,759	1,636,435	(2,324)
		Japanese Yen	Buy	8/19/20	4,785,041	4,726,036	59,005
		New Zealand Dollar	Buy	10/21/20	4,392,868	4,333,911	58,957
		Norwegian Krone	Sell	9/16/20	2,659,978	2,489,018	(170,960)
		Swedish Krona	Buy	9/16/20	2,692,889	2,527,298	165,591
	WestPac Banking Corp.
		Australian Dollar	Buy	10/21/20	2,284,402	2,217,338	67,064
		British Pound	Sell	9/16/20	645,094	619,505	(25,589)
		Canadian Dollar	Buy	10/21/20	217,891	226,455	(8,564)
		Euro	Sell	9/16/20	42,917	36,997	(5,920)
		Japanese Yen	Sell	8/19/20	911,118	897,976	(13,142)
		New Zealand Dollar	Buy	10/21/20	854,300	842,727	11,573

	Unrealized appreciation						2,491,394

	Unrealized (depreciation)						(3,864,441)

	Total						$(1,373,047)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 7/31/20 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Short)	81	$7,371,851	$7,345,080	Sep-20	$(185,691)
S&P 500 Index E-Mini (Long)	32	5,233,792	5,221,600	Sep-20	282,042
S&P 500 Index E-Mini (Short)	848	138,695,488	138,372,400	Sep-20	(8,546,550)
U.S. Treasury Note 2 yr (Short)	1,449	320,206,361	320,206,361	Sep-20	(272,123)
U.S. Treasury Note 10 yr (Long)	5,637	789,620,391	789,620,391	Sep-20	5,976,504
U.S. Treasury Note Ultra 10 yr (Long)	89	14,173,250	14,173,250	Sep-20	191,706

Unrealized appreciation					6,450,252

Unrealized (depreciation)					(9,004,364)

Total					$(2,554,112)

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/20 (premiums $134,226) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Barclays Bank PLC
(0.353)/3 month USD-LIBOR-BBA/Aug-25	Aug-20/0.353	$25,774,700	$122,430

Total			$122,430

WRITTEN OPTIONS OUTSTANDING at 7/31/20 (premiums $535,514) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
EUR/USD (Call)	Oct-20/$1.24	$20,385,132	EUR	17,305,600	$60,911
EUR/USD (Call)	Jan-21/1.26	20,385,132	EUR	17,305,600	104,637
EUR/USD (Call)	Nov-20/1.20	21,194,795	EUR	17,992,950	233,270
USD/JPY (Put)	Nov-20/JPY 100.00	15,190,775		15,190,775	67,538
Credit Suisse International
EUR/CHF (Call)	Dec-20/CHF 1.12	31,809,951	EUR	27,004,500	68,869
Goldman Sachs International
EUR/USD (Call)	Nov-20/$1.20	21,194,795	EUR	17,992,950	233,269
USD/JPY (Put)	Nov-20/JPY 100.00	15,190,775		$15,190,775	67,538

Total					$836,032

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/20 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	$479,600	$(62,468)	$19,529
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	359,700	(8,138)	(4,503)
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	479,600	(62,468)	(11,506)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	359,700	(169,122)	(17,079)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	166,600	(21,033)	41,000
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	166,600	(21,033)	(17,138)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	833,400	(116,363)	353,021
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	833,400	(116,363)	(114,134)

Unrealized appreciation				413,550

Unrealized (depreciation)				(164,360)

Total				$249,190

TBA SALE COMMITMENTS OUTSTANDING at 7/31/20 (proceeds receivable $183,958,262) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 4.00%, 8/1/50	$32,000,000	8/13/20	$33,995,002
Uniform Mortgage-Backed Securities, 3.50%, 8/1/50	49,000,000	8/13/20	51,668,202
Uniform Mortgage-Backed Securities, 3.00%, 8/1/50	13,000,000	8/13/20	13,754,610
Uniform Mortgage-Backed Securities, 2.50%, 9/1/50	4,000,000	9/14/20	4,195,312
Uniform Mortgage-Backed Securities, 2.50%, 8/1/50	76,000,000	8/13/20	79,853,435
Uniform Mortgage-Backed Securities, 2.00%, 8/1/50	1,000,000	8/13/20	1,036,094

Total			$184,502,655

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/20 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$276,000	$185,009		$(9)	11/8/48	3 month USD-LIBOR-BBA — Quarterly	3.312% — Semiannually	$186,749
		391,400	63,146	(E)	(6)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(63,151)
		470,500	35,633	(E)	(5)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	35,628
		39,300	16,183	(E)	(1)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(16,184)
		835,100	53,229	(E)	(28)	1/27/47	3 month USD-LIBOR-BBA — Quarterly	1.27% — Semiannually	53,201
		70,500	4,544	(E)	(2)	3/7/50	1.275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(4,546)
		4,312,000	68,832	(E)	7,591	9/16/30	0.70% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(61,242)
		12,640,000	452,373	(E)	330,770	9/16/30	0.90% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(121,604)
		3,114,000	13,446	(E)	1,614	9/16/25	3 month USD-LIBOR-BBA — Quarterly	0.35% — Semiannually	15,060
		1,771,000	7,647	(E)	(914)	9/16/25	0.35% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(8,561)
		2,213,000	1,319	(E)	805	9/16/22	3 month USD-LIBOR-BBA — Quarterly	0.20% — Semiannually	2,124
		4,132,000	2,463	(E)	(1,588)	9/16/22	0.20% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(4,051)
		268,000	9,003	(E)	(4,785)	9/16/50	0.90% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(13,789)
		5,170,000	65,494		(69)	7/8/30	3 month USD-LIBOR-BBA — Quarterly	0.656% — Semiannually	66,639
		202,400	2,127		97	7/3/50	0.815% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,031)
	AUD	12,905,000	215,821	(E)	(66,691)	9/16/30	6 month AUD-BBR-BBSW — Semiannually	1.00% — Semiannually	149,130
	CAD	11,091,000	165,465	(E)	(104,748)	9/16/30	3 month CAD-BA-CDOR — Semiannually	1.150% — Semiannually	60,717
	CHF	2,907,000	53,108	(E)	(28,616)	9/16/30	0.20% plus 6 month CHF-LIBOR-BBA — Semiannually	—	24,492
	EUR	23,204,000	510,091	(E)	207,295	9/16/30	—	0.05% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	(302,791)
	GBP	3,229,000	66,098	(E)	(13,065)	9/16/30	0.20% — Annually	Sterling Overnight Index Average — Annually	(79,164)
	NOK	27,095,000	42,525	(E)	(41,569)	9/16/30	6 month NOK-NIBOR-NIBR — Semiannually	1.00% — Annually	955
	NOK	26,280,000	15,834	(E)	(494)	9/16/25	0.70% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(16,329)
	NZD	1,717,000	30,190	(E)	(4,943)	9/16/30	0.90% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(35,133)
	SEK	21,025,000	45,109	(E)	(910)	9/16/30	0.50% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(46,019)

	Total				$279,729				$(179,900)
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/20 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	$334,591,314	$347,786,694	$—	6/20/23	(3 month USD-LIBOR-BBA plus 0.10%) — Quarterly	A basket (MLFCF15) of common stocks — Quarterly*	$13,348,956
	334,588,523	345,015,920	—	6/20/23	3 month USD-LIBOR-BBA minus 0.07% — Quarterly	Russell 1000 Total Return Index — Quarterly	(10,402,213)
	Barclays Bank PLC
	2,243,493	2,246,086	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	6,752
	360,324	360,741	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	1,085
	136,073	136,230	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	410
	2,194,579	2,192,078	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	2,033
	687,949	687,166	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	637
	203,556	203,324	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	188
	11,687,851	11,684,608	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	22,981
	1,639,365	1,637,998	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	2,318
	798,481	800,507	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(4,108)
	13,567,274	13,608,987	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(78,530)
	112,799	105,781	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	5,492
	37,811	36,820	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(506)
	110,701	109,063	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(210)
	5,547	5,465	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(11)
	Citibank, N.A.
	345,749,584	356,475,134	—	6/10/21	(3 month USD-LIBOR-BBA plus 0.34%) — Quarterly	A basket (CGPUTQL2) of common stocks — Quarterly*	11,144,012
	805,836	819,292	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	ACI Worldwide, Inc. — Monthly	(13,555)
	7,678,679	8,038,345	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Advance Auto Parts Inc. — Monthly	(360,226)
	9,750,466	14,138,176	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Advanced Micro Devices — Monthly	(4,388,907)
	6,063,793	6,078,446	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Anaplan, Inc. — Monthly	(15,096)
	4,256,820	3,551,480	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Axon Enterprise, Inc. — Monthly	704,818
	1,007,543	1,172,156	—	7/5/22	1 month USD-LIBOR-BBA minus 1.85% — Monthly	B&G Foods, Inc. — Monthly	(185,843)
	4,069,021	3,912,685	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Bausch Health Cos, Inc. — Monthly	156,786
	904,136	911,295	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Biotelemetry Inc. — Monthly	(7,284)
	1,036,876	1,105,505	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Bruker Corp — Monthly	(68,455)
	1,589,141	2,141,700	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Cimpress, PLC — Monthly	(552,754)
	13,244,418	12,573,301	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Citrix Systems, Inc. — Monthly	677,743
	443,527	498,948	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Cooper Tire & Rubber Co. — Monthly	(50,310)
	3,600,143	3,578,169	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Dentsply Sirona, Inc. — Monthly	21,712
	888,545	915,234	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Dycom Industries, Inc. — Monthly	(26,754)
	296,836	302,528	—	7/5/22	1 month USD-LIBOR-BBA minus 1.25% — Monthly	Ebix, Inc. — Monthly	(5,453)
	991,211	941,146	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Edgewell Personal Care — Monthly	49,943
	5,243,094	5,693,672	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Elanco Animal Health, Inc. — Monthly	(451,222)
	2,296,880	2,409,849	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Energizer Holdings, Inc. — Monthly	(110,137)
	7,871,474	7,627,376	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Everbridge, Inc. — Monthly	243,131
	5,717,861	6,375,185	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	First Solar Inc. — Monthly	(658,026)
	4,093,608	4,285,177	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Guidewire Software, Inc. — Monthly	(192,072)
	1,706,727	2,119,161	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Hanesbrands, Inc. — Monthly	(412,644)
	2,908,614	3,183,050	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	ICON PLC — Monthly	(274,794)
	10,130,092	10,204,054	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Illumina, Inc. — Monthly	(75,205)
	6,665,672	6,670,299	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Middleby Corp — Monthly	(5,112)
	32,105,416	34,807,372	—	9/18/20	3 month USD-LIBOR-BBA — Quarterly	MSCI Daily TR NET Emerging Markets USD — Quarterly	(2,691,026)
	72,040,535	78,103,385	—	3/19/21	3 month USD-LIBOR-BBA minus 0.60% — Quarterly	MSCI Emerging Markets TR Net USD — Quarterly	(6,085,862)
	2,255,704	2,474,484	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Oshkosh Corp. — Monthly	(219,058)
	2,359,722	2,803,422	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	PerkinElmer, Inc. — Monthly	(445,640)
	1,416,164	1,587,094	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Pluralsight Inc. — Monthly	(171,103)
	1,140,426	1,169,030	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Prestige Brands Holdings, Inc. — Monthly	(28,745)
	2,106,865	2,082,222	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Prosperity Bancshares Inc. — Monthly	24,351
	1,366,676	1,579,680	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Qualys, Inc. — Monthly	(213,171)
	2,923,284	2,995,991	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Quanta Sevices, Inc. — Monthly	(76,814)
	5,856,921	6,458,352	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Quintiles IMS Holdings, Inc. — Monthly	(602,150)
	4,081,866	4,076,720	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Ralph Lauren Corp. — Monthly	4,645
	8,292,155	9,191,724	—	7/5/22	1 month USD-LIBOR-BBA minus 0.65% — Monthly	Restoration Hardware Holdings, Inc. — Monthly	(898,652)
	182,167,383	187,386,238	—	6/10/21	3 month USD-LIBOR-BBA minus 0.11% — Quarterly	Russell 1000 Total Return Index — Quarterly	(5,166,132)
	2,226,193	2,194,712	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Skechers USA, Inc.-Cl A — Monthly	31,208
	666,278	687,968	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Solarwinds, Corp. — Monthly	(21,782)
	955,443	961,425	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Sterling BANCORP/ DE — Monthly	(12,082)
	735,132	734,928	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,446
	353,133	353,035	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	695
	9,023,625	9,412,970	—	7/5/22	1 month USD-LIBOR-BBA minus 1.30% — Monthly	Tesla, Inc. — Monthly	(390,453)
	1,003,314	749,997	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Triumph Group, Inc. — Monthly	253,195
	1,187,976	1,021,352	—	7/5/22	1 month USD-LIBOR-BBA minus 3.25% — Monthly	Zynex, Inc. — Monthly	166,537
	Credit Suisse International
	508,654	508,513	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,000
	283,203	265,613	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(13,459)
	179,595	168,422	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(8,745)
	114,327	107,214	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(5,567)
	45,026	42,225	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(2,192)
	8,572	8,039	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(418)
	449,516	431,637	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(11,021)
	112,185	107,723	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,751)
	69,904	66,171	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,751)
	7,183	6,799	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(283)
	89,720	84,929	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	3,531
	Goldman Sachs International
	23,148,883	22,908,823	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	A basket (GSGLPHCL) of common stocks — Monthly*	(234,890)
	282,169,464	274,111,294	—	12/15/25	(1 month USD-LIBOR-BBA plus0.45%) — Monthly	A basket (GSGLPW2L) of common stocks — Monthly*	(7,762,886)
	280,953,449	271,937,732	—	12/15/25	1 month USD-LIBOR-BBA minus 0.15% — Monthly	A basket (GSGLPW2S) of common stocks — Monthly*	8,837,627
	320,373,481	321,421,383	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.50%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	1,191,933
	317,133,396	314,051,701	—	12/15/25	1 month USD-LIBOR-BBA minus 0.15% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	2,916,217
	1,988,143	2,108,626	—	12/15/25	1 month USD-LIBOR-BBA minus 0.35% — Monthly	AGCO Corp. — Monthly	(120,624)
	33,844,519	33,834,745	—	12/15/20	(0.20%) — Monthly	Goldman Sachs Cross Asset Trend Series 27 Excess Return Strategy — Monthly†††	(12,970)
	8,227,174	8,451,611	—	12/15/20	(0.45%) — Monthly	Goldman Sachs Volatility Carry US Enhanced 3x Excess Return Strategy — Monthly††	222,689
	26,610,085	27,334,480	—	12/15/20	(0.45%) — Monthly	Goldman Sachs Volatility Carry US Series 85 Excess Return Strategy — Monthly††	718,741
	4,321,766	4,393,848	—	12/15/20	(0.30%) — Monthly	Goldman Sachs Volatility of Volatility Carry Excess Return Strategy — Monthly†	71,470
	12,634,619	12,862,080	—	12/15/20	(0.30%) — Monthly	Goldman Sachs Volatility of Volatility Carry Series 69 Excess Return Strategy — Monthly†	225,671
	14,687,037	14,812,353	—	12/14/20	1 month USD-LIBOR-BBA plus 0.25% — Monthly	MSCI Emerging Markets TR Net USD — Monthly	(121,997)
	1,495,614	1,567,314	—	12/15/25	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Open Text Corp. — Monthly	(70,479)
	1,153,570	1,115,149	—	12/15/25	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Ormat Technologies — Monthly	38,340
	7,753,278	7,267,894	—	12/15/25	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Seagate Technology PLC — Monthly	484,837
	335,966	335,873	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	661
	47,342	47,487	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(274)
	126,218	126,606	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(730)
	264,054	264,865	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,529)
	702,887	705,048	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(4,069)
	962,856	965,817	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(5,573)
	262,678	244,977	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	14,139
	234,722	220,119	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	11,429
	293,500	281,827	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(7,197)
	12,633	11,958	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(498)
	315,074	306,809	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(4,211)
	228,597	222,600	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(3,055)
	122,108	118,905	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(1,632)
	664	646	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(9)
	193,713	190,847	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(368)
	154,483	152,198	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(294)
	140,961	138,876	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(267)
	108,748	107,140	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(207)
	4,708	4,639	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(9)
	JPMorgan Chase Bank N.A.
	164,034,516	168,580,892	—	7/16/21	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	A basket (JPCMPTFL) of common stocks — Monthly*	4,534,287
	JPMorgan Securities LLC
	62,368	58,494	—	1/12/45	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	2,964
	131,203	124,833	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(4,552)
	131,203	124,833	—	1/12/44	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	4,552
	229,025	219,916	—	1/12/45	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	5,616
	626,176	601,271	—	1/12/45	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	15,353
	UBS AG
	345,587,311	346,976,139	—	5/22/23	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	A basket (UBSPUSER) of common stocks — Monthly*	1,515,640
	202,506,517	201,327,110	—	8/20/20	1 month USD-LIBOR-BBA minus 0.12% — Monthly	MSCI Daily TR Net Emerging Markets USD — Monthly	1,183,112
	346,547,485	348,749,085	—	5/22/23	1 month USD-LIBOR-BBA plus 0.20% — Monthly	S&P 500 Total Return 4 Jan 1988 Index — Monthly	(2,165,440)

	Upfront premium received		—	Unrealized appreciation			48,870,883

	Upfront premium (paid)		—	Unrealized (depreciation)			(45,933,044)

		Total	$—			Total	$2,937,839
†	Replicates exposure to the difference between the implied and the realized volatility risk premium in the CBOE Volatility Index option market, with a delta hedge overlay.
††	Replicates exposure to the difference between the implied and the realized volatility risk premium on the S&P500 Index, with a delta hedge overlay.
†††	Provides synthetic exposure to assets in several asset classes (equity, credit, foreign exchange and interest rates). The Strategy is calculated on an "excess return" basis and does not include any synthetic interest rate return on a notional cash amount.
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (MLFCF15) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
Apple, Inc.	Technology	52,798	$22,441,376	6.45%
Amazon.com, Inc.	Consumer cyclicals	6,454	20,423,355	5.87%
Alphabet, Inc. Class A	Technology	9,183	13,664,186	3.93%
Microsoft Corp.	Technology	61,278	12,562,577	3.61%
Verizon Communications, Inc.	Communication services	135,532	7,790,387	2.24%
Procter & Gamble Co. (The)	Consumer staples	57,607	7,553,473	2.17%
JPMorgan Chase & Co.	Financials	74,746	7,223,442	2.08%
Qualcomm, Inc.	Technology	67,698	7,149,604	2.06%
Cisco Systems, Inc.	Technology	146,008	6,876,978	1.98%
Adobe, Inc.	Technology	15,275	6,786,825	1.95%
Lockheed Martin Corp.	Capital goods	17,014	6,447,660	1.85%
eBay, Inc.	Technology	93,542	5,170,975	1.49%
Intuit, Inc.	Technology	16,862	5,166,125	1.49%
Chevron Corp.	Energy	61,258	5,141,981	1.48%
Coca-Cola Co. (The)	Consumer staples	102,667	4,849,983	1.39%
Citigroup, Inc.	Financials	92,523	4,627,091	1.33%
Johnson & Johnson	Health care	31,353	4,570,037	1.31%
DocuSign, Inc.	Technology	20,682	4,484,579	1.29%
Medtronic PLC	Health care	44,132	4,257,843	1.22%
PepsiCo, Inc.	Consumer staples	30,036	4,134,738	1.19%
Comcast Corp. Class A	Communication services	86,024	3,681,825	1.06%
Merck & Co., Inc.	Health care	44,483	3,569,325	1.03%
Activision Blizzard, Inc.	Technology	43,034	3,555,902	1.02%
ServiceNow, Inc.	Technology	7,948	3,490,706	1.00%
NVIDIA Corp.	Technology	7,807	3,314,740	0.95%
McDonald's Corp.	Consumer staples	16,961	3,295,169	0.95%
Abbott Laboratories	Health care	32,407	3,261,486	0.94%
Veeva Systems, Inc. Class A	Technology	12,252	3,241,396	0.93%
Honeywell International, Inc.	Capital goods	21,429	3,200,859	0.92%
Otis Worldwide Corp.	Capital goods	49,050	3,077,385	0.88%
Northrop Grumman Corp.	Capital goods	9,441	3,068,443	0.88%
MetLife, Inc.	Financials	79,525	3,010,027	0.87%
Southern Co. (The)	Utilities and power	51,609	2,818,354	0.81%
Humana, Inc.	Health care	6,850	2,688,296	0.77%
Xilinx, Inc.	Technology	24,635	2,644,558	0.76%
Edwards Lifesciences Corp.	Health care	33,349	2,614,930	0.75%
Regeneron Pharmaceuticals, Inc.	Health care	3,975	2,512,350	0.72%
Fortinet, Inc.	Technology	17,891	2,474,388	0.71%
Okta, Inc.	Technology	10,978	2,426,005	0.70%
Allstate Corp. (The)	Financials	25,293	2,387,432	0.69%
American Electric Power Co., Inc.	Utilities and power	27,357	2,376,791	0.68%
Waste Management, Inc.	Capital goods	21,165	2,319,738	0.67%
Cummins, Inc.	Capital goods	11,813	2,282,914	0.66%
Morgan Stanley	Financials	45,449	2,221,555	0.64%
Crown Castle International Corp.	Communication services	13,305	2,217,991	0.64%
Eli Lilly and Co.	Health care	14,096	2,118,488	0.61%
Equinix, Inc.	Communication services	2,635	2,069,414	0.60%
Clorox Co. (The)	Consumer cyclicals	8,607	2,035,596	0.59%
Exelon Corp.	Utilities and power	52,563	2,029,449	0.58%
Mondelez International, Inc. Class A	Consumer staples	35,481	1,968,838	0.57%

A BASKET (CGPUTQL2) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
Amazon.com, Inc.	Consumer cyclicals	6,936	$21,951,599	6.16%
Apple, Inc.	Technology	41,010	17,430,835	4.89%
Microsoft Corp.	Technology	64,106	13,142,414	3.69%
Alphabet, Inc. Class A	Technology	8,134	12,103,319	3.40%
Adobe, Inc.	Technology	18,773	8,341,200	2.34%
Verizon Communications, Inc.	Communication services	138,732	7,974,304	2.24%
JPMorgan Chase & Co.	Financials	71,142	6,875,192	1.93%
Fidelity National Information Services, Inc.	Technology	43,981	6,434,914	1.81%
Texas Instruments, Inc.	Technology	50,426	6,431,797	1.80%
Intuit, Inc.	Technology	20,792	6,369,904	1.79%
Medtronic PLC	Health care	65,620	6,331,051	1.78%
Mondelez International, Inc. Class A	Consumer staples	113,346	6,289,554	1.76%
Lockheed Martin Corp.	Capital goods	15,647	5,929,581	1.66%
Honeywell International, Inc.	Capital goods	39,352	5,878,015	1.65%
Veeva Systems, Inc. Class A	Technology	21,736	5,750,779	1.61%
Goldman Sachs Group, Inc. (The)	Financials	27,602	5,464,102	1.53%
eBay, Inc.	Technology	96,149	5,315,100	1.49%
Clorox Co. (The)	Consumer cyclicals	21,819	5,160,319	1.45%
Intercontinental Exchange, Inc.	Financials	49,703	4,810,219	1.35%
Johnson & Johnson	Health care	32,515	4,739,425	1.33%
Cognizant Technology Solutions Corp. Class A	Technology	68,083	4,651,440	1.30%
Waste Management, Inc.	Capital goods	41,499	4,548,277	1.28%
Take-Two Interactive Software, Inc.	Technology	27,722	4,546,991	1.28%
Allstate Corp. (The)	Financials	45,871	4,329,795	1.21%
NVIDIA Corp.	Technology	10,124	4,298,647	1.21%
DTE Energy Co.	Utilities and power	36,596	4,231,651	1.19%
Exelon Corp.	Utilities and power	107,976	4,168,951	1.17%
Starbucks Corp.	Consumer staples	54,007	4,133,163	1.16%
Cisco Systems, Inc.	Technology	87,257	4,109,824	1.15%
Hologic, Inc.	Health care	56,194	3,921,197	1.10%
U.S. Bancorp	Financials	106,263	3,914,725	1.10%
Kinder Morgan, Inc.	Utilities and power	275,447	3,883,807	1.09%
Charter Communications, Inc. Class A	Communication services	6,598	3,826,882	1.07%
Baxter International, Inc.	Health care	43,927	3,794,439	1.06%
Synopsys, Inc.	Technology	18,628	3,711,089	1.04%
Hershey Co. (The)	Consumer staples	25,220	3,667,297	1.03%
Leidos Holdings, Inc.	Technology	37,628	3,580,660	1.00%
Garmin, Ltd.	Technology	35,774	3,526,934	0.99%
Procter & Gamble Co. (The)	Consumer staples	25,745	3,375,622	0.95%
Costco Wholesale Corp.	Consumer staples	10,094	3,286,059	0.92%
Facebook, Inc. Class A	Technology	12,593	3,194,418	0.90%
Cadence Design Systems, Inc.	Technology	27,040	2,954,167	0.83%
Juniper Networks, Inc.	Communication services	112,968	2,867,136	0.80%
Merck & Co., Inc.	Health care	35,245	2,828,056	0.79%
Pfizer, Inc.	Health care	72,222	2,779,099	0.78%
PepsiCo, Inc.	Consumer staples	19,992	2,752,044	0.77%
F5 Networks, Inc.	Technology	19,868	2,700,009	0.76%
Dollar General Corp.	Consumer cyclicals	13,910	2,648,381	0.74%
Electronic Arts, Inc.	Technology	18,589	2,632,586	0.74%
Exxon Mobil Corp.	Energy	62,246	2,619,295	0.73%

A BASKET (GSGLPHCL) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
PerkinElmer, Inc.	Health care	7,544	$897,112	3.92%
Pfizer, Inc.	Health care	22,838	878,818	3.84%
Mettler-Toledo International, Inc.	Health care	938	876,912	3.83%
Thermo Fisher Scientific, Inc.	Health care	2,097	868,219	3.79%
Ipsen SA (France)	Health care	8,960	865,631	3.78%
Waters Corp.	Health care	4,033	859,642	3.75%
IQVIA Holdings, Inc.	Health care	5,339	845,686	3.69%
Merck KGaA (Germany)	Health care	6,439	822,742	3.59%
Zoetis, Inc.	Health care	5,419	821,951	3.59%
Agilent Technologies, Inc.	Technology	8,383	807,513	3.52%
Illumina, Inc.	Health care	2,039	779,345	3.40%
Merck & Co., Inc.	Health care	9,704	778,686	3.40%
GlaxoSmithKline PLC (United Kingdom)	Health care	35,689	716,592	3.13%
Perrigo Co. PLC	Health care	13,223	701,082	3.06%
Sanofi (France)	Health care	6,441	674,422	2.94%
Johnson & Johnson	Health care	4,484	653,542	2.85%
Mylan NV	Health care	40,134	646,554	2.82%
Bayer AG (Germany)	Health care	9,096	604,904	2.64%
AbbVie, Inc.	Health care	6,028	572,122	2.50%
Alexion Pharmaceuticals, Inc.	Health care	5,176	530,536	2.32%
Biogen, Inc.	Health care	1,835	504,140	2.20%
AstraZeneca PLC (United Kingdom)	Health care	4,336	485,481	2.12%
Galapagos NV (Belgium)	Health care	2,569	478,772	2.09%
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	Health care	40,737	470,102	2.05%
Taisho Pharmaceutical Holdings Co., Ltd. (Japan)	Health care	8,294	468,305	2.04%
Bristol-Myers Squibb Co.	Health care	7,853	460,683	2.01%
Sumitomo Dainippon Pharma Co., Ltd. (Japan)	Health care	34,612	430,814	1.88%
CSL, Ltd. (Australia)	Health care	2,110	408,741	1.78%
Amgen, Inc.	Health care	1,668	408,205	1.78%
Gilead Sciences, Inc.	Health care	5,780	401,865	1.75%
Sartorius Stedim Biotech (France)	Health care	1,217	379,913	1.66%
Galenica AG (Switzerland)	Health care	2,357	333,280	1.45%
Takeda Pharmaceutical Co., Ltd. (Japan)	Health care	7,982	283,574	1.24%
Eisai Co., Ltd. (Japan)	Health care	3,219	258,365	1.13%
Hisamitsu Pharmaceutical Co., Inc. (Japan)	Health care	5,618	244,687	1.07%
Eli Lilly and Co.	Health care	1,622	243,774	1.06%
Shionogi & Co., Ltd. (Japan)	Health care	3,829	226,648	0.99%
H Lundbeck A/S (Denmark)	Health care	4,953	180,798	0.79%
Hikma Pharmaceuticals PLC (United Kingdom)	Health care	5,828	164,471	0.72%
UCB SA (Belgium)	Health care	1,263	162,594	0.71%
Astellas Pharma, Inc. (Japan)	Health care	9,343	145,802	0.64%
Incyte Corp.	Health care	1,350	133,365	0.58%
Grifols SA (Spain)	Health care	3,675	107,334	0.47%
Regeneron Pharmaceuticals, Inc.	Health care	129	81,325	0.35%
Eurofins Scientific (Luxembourg)	Health care	100	65,550	0.29%
Novartis AG (Switzerland)	Health care	712	59,034	0.26%
Daiichi Sankyo Co., Ltd. (Japan)	Health care	647	56,624	0.25%
Recordati SpA (Italy)	Health care	559	29,889	0.13%
Vertex Pharmaceuticals, Inc.	Health care	99	26,869	0.12%
Orion Oyj Class B (Finland)	Health care	579	25,326	0.11%

A BASKET (GSGLPW2L) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
Allianz SE (Germany)	Financials	15,757	$3,283,349	1.20%
KDDI Corp. (Japan)	Communication services	104,958	3,235,205	1.18%
Roche Holding AG (Switzerland)	Health care	9,192	3,194,091	1.17%
Goodman Group (Australia)	Financials	259,635	3,152,318	1.15%
Sony Corp. (Japan)	Consumer cyclicals	38,928	2,973,481	1.08%
Carlsberg A/S Class B (Denmark)	Consumer staples	19,683	2,899,982	1.06%
Swedish Match AB (Sweden)	Consumer staples	36,545	2,812,761	1.03%
Deutsche Telekom AG (Germany)	Communication services	166,477	2,788,507	1.02%
Porsche Automobil Holding SE (Preference) (Germany)	Consumer cyclicals	46,879	2,665,850	0.97%
Koninklijke Ahold Delhaize NV (Netherlands)	Consumer staples	90,972	2,632,360	0.96%
Enel SpA (Italy)	Utilities and power	284,936	2,604,189	0.95%
Skandinaviska Enskilda Banken AB (Sweden)	Financials	263,486	2,550,497	0.93%
Swiss Life Holding AG (Switzerland)	Financials	6,689	2,447,819	0.89%
Obayashi Corp. (Japan)	Capital goods	268,759	2,384,336	0.87%
Hermes International (France)	Consumer cyclicals	2,888	2,343,251	0.85%
Sandvik AB (Sweden)	Capital goods	124,522	2,315,581	0.84%
Berkeley Group Holdings PLC (The) (United Kingdom)	Consumer cyclicals	38,418	2,245,895	0.82%
Galaxy Entertainment Group, Ltd. (Hong Kong)	Consumer cyclicals	328,522	2,238,129	0.82%
Deutsche Boerse AG (Germany)	Financials	11,840	2,164,460	0.79%
Peugeot SA (France)	Consumer cyclicals	132,706	2,140,459	0.78%
Shin-Etsu Chemical Co., Ltd. (Japan)	Basic materials	18,329	2,127,981	0.78%
Coca-Cola Amatil, Ltd. (Australia)	Consumer staples	361,959	2,123,353	0.77%
Compagnie De Saint-Gobain (France)	Basic materials	57,399	2,115,654	0.77%
Koninklijke DSM NV (Netherlands)	Basic materials	13,186	2,020,747	0.74%
Sumitomo Mitsui Financial Group, Inc. (Japan)	Financials	73,613	1,949,466	0.71%
CK Asset Holdings, Ltd. (Hong Kong)	Financials	341,878	1,899,027	0.69%
CK Hutchison Holdings, Ltd. (Hong Kong)	Consumer cyclicals	290,750	1,896,394	0.69%
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	Financials	72,513	1,858,613	0.68%
Zurich Insurance Group AG (Switzerland)	Financials	5,025	1,857,185	0.68%
Rio Tinto PLC (United Kingdom)	Basic materials	30,325	1,836,870	0.67%
L'Oreal SA (France)	Consumer staples	5,423	1,814,735	0.66%
Singapore Exchange, Ltd. (Singapore)	Financials	300,948	1,793,001	0.65%
Fortescue Metals Group, Ltd. (Australia)	Basic materials	141,947	1,772,293	0.65%
Tosoh Corp. (Japan)	Basic materials	127,790	1,706,600	0.62%
Hitachi, Ltd. (Japan)	Capital goods	56,354	1,667,221	0.61%
Namco Bandai Holdings, Inc. (Japan)	Consumer cyclicals	30,274	1,666,753	0.61%
Kering SA (France)	Consumer cyclicals	2,877	1,639,169	0.60%
Otsuka Corp. (Japan)	Technology	31,497	1,626,527	0.59%
Tokyo Electron, Ltd. (Japan)	Technology	5,971	1,626,493	0.59%
Telenor ASA (Norway)	Communication services	102,871	1,595,953	0.58%
Amada Holdings Co., Ltd. (Japan)	Capital goods	236,386	1,585,150	0.58%
Wolters Kluwer NV (Netherlands)	Consumer cyclicals	19,972	1,579,046	0.58%
Anglo American PLC (United Kingdom)	Basic materials	64,196	1,575,768	0.57%
Nintendo Co., Ltd. (Japan)	Consumer cyclicals	3,585	1,574,602	0.57%
Venture Corp., Ltd. (Singapore)	Technology	119,899	1,565,073	0.57%
UCB SA (Belgium)	Health care	12,122	1,560,235	0.57%
Unilever PLC (United Kingdom)	Consumer staples	25,391	1,523,995	0.56%
Woolworths Group, Ltd. (Australia)	Consumer staples	54,903	1,522,982	0.56%
Wesfarmers, Ltd. (Australia)	Consumer cyclicals	45,514	1,519,393	0.55%
Nippon Telegraph & Telephone Corp. (Japan)	Communication services	65,584	1,515,693	0.55%

A BASKET (GSGLPW2S) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
Yaskawa Electric Corp. (Japan)	Technology	90,700	$2,989,582	1.10%
Siemens AG (Germany)	Conglomerates	22,515	2,883,949	1.06%
Nidec Corp. (Japan)	Technology	35,335	2,798,962	1.03%
Japan Tobacco, Inc. (Japan)	Consumer staples	162,315	2,781,754	1.02%
Ferrovial SA (Spain)	Basic materials	113,221	2,776,763	1.02%
National Australia Bank, Ltd. (Australia)	Financials	203,603	2,578,604	0.95%
Compagnie Financiere Richemont SA (Switzerland)	Consumer cyclicals	39,259	2,438,295	0.90%
Westpac Banking Corp. (Australia)	Financials	194,364	2,382,140	0.88%
St. James's Place PLC (United Kingdom)	Financials	189,283	2,340,744	0.86%
Oversea-Chinese Banking Corp., Ltd. (Singapore)	Financials	366,056	2,285,016	0.84%
AIA Group, Ltd. (Hong Kong)	Financials	239,438	2,164,153	0.80%
Henkel AG & Co. KGaA (Preference) (Germany)	Consumer staples	21,741	2,144,112	0.79%
Canon, Inc. (Japan)	Capital goods	134,307	2,128,996	0.78%
LafargeHolcim, Ltd. (Switzerland)	Basic materials	44,689	2,112,863	0.78%
Pernod Ricard SA (France)	Consumer staples	12,165	2,100,294	0.77%
National Grid PLC (United Kingdom)	Utilities and power	175,377	2,072,567	0.76%
Daimler AG (Registered Shares) (Germany)	Consumer cyclicals	46,295	2,047,403	0.75%
Assicurazioni Generali SpA (Italy)	Financials	136,183	2,038,721	0.75%
Danone SA (France)	Consumer staples	29,922	2,000,548	0.74%
Komatsu, Ltd. (Japan)	Capital goods	102,134	1,995,740	0.73%
MS&AD Insurance Group Holdings (Japan)	Financials	77,717	1,937,584	0.71%
SAP AG (Germany)	Technology	12,158	1,923,372	0.71%
AstraZeneca PLC (United Kingdom)	Health care	16,337	1,829,079	0.67%
Commonwealth Bank of Australia (Australia)	Financials	35,544	1,814,912	0.67%
Intesa Sanpaolo SpA (Italy)	Financials	879,287	1,775,072	0.65%
Aeon Co., Ltd. (Japan)	Consumer cyclicals	75,097	1,768,574	0.65%
Toray Industries, Inc. (Japan)	Basic materials	406,232	1,744,727	0.64%
Credit Suisse Group AG (Switzerland)	Financials	158,900	1,696,770	0.62%
Hong Kong & China Gas Co., Ltd. (Hong Kong)	Utilities and power	1,158,710	1,662,519	0.61%
Givaudan SA (Switzerland)	Basic materials	398	1,646,179	0.61%
China Steel Corp. (Taiwan)	Basic materials	2,424,761	1,638,883	0.60%
TABCORP Holdings, Ltd. (Australia)	Consumer cyclicals	633,317	1,616,892	0.59%
Electrolux AB Ser. B (Sweden)	Consumer cyclicals	84,508	1,585,492	0.58%
ASSA ABLOY AB Class B (Sweden)	Capital goods	72,020	1,578,535	0.58%
Hexagon AB Class B (Sweden)	Capital goods	24,156	1,571,368	0.58%
Croda International PLC (United Kingdom)	Basic materials	20,835	1,566,916	0.58%
Accor SA (France)	Consumer cyclicals	62,036	1,558,126	0.57%
Chunghwa Telecom Co., Ltd. (Taiwan)	Communication services	416,136	1,555,475	0.57%
EssilorLuxottica SA (France)	Health care	11,572	1,535,380	0.56%
Vinci SA (France)	Capital goods	17,724	1,525,752	0.56%
Kyocera Corp. (Japan)	Technology	27,065	1,495,981	0.55%
Barclays PLC (United Kingdom)	Financials	1,129,975	1,491,397	0.55%
Anheuser-Busch InBev SA/NV (Belgium)	Consumer staples	27,289	1,488,284	0.55%
Vodafone Group PLC (United Kingdom)	Communication services	975,418	1,479,441	0.54%
Chugoku Electric Power Co., Inc. (The) (Japan)	Utilities and power	121,430	1,479,263	0.54%
Gecina SA (France)	Financials	11,392	1,475,135	0.54%
Unilever NV (Netherlands)	Consumer staples	24,685	1,461,862	0.54%
Remy Cointreau SA (France)	Consumer staples	9,034	1,451,767	0.53%
Heineken NV (Netherlands)	Consumer staples	14,921	1,451,028	0.53%
William Demant Holding A/S (Denmark)	Health care	45,626	1,415,441	0.52%

A BASKET (GSGLPWDL) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
Afterpay, Ltd. (Australia)	Financials	48,707	$2,385,096	0.74%
Mercari, Inc. (Japan)	Consumer staples	56,033	2,339,682	0.73%
SoftBank Group Corp. (Japan)	Technology	37,397	2,329,930	0.72%
Advanced Micro Devices, Inc.	Technology	27,919	2,161,769	0.67%
AES Corp. (The)	Utilities and power	136,621	2,080,745	0.65%
CyberAgent, Inc. (Japan)	Consumer cyclicals	36,760	2,066,251	0.64%
Okta, Inc.	Technology	9,237	2,041,271	0.64%
Qorvo, Inc.	Technology	15,915	2,039,548	0.63%
Splunk, Inc.	Technology	9,667	2,028,312	0.63%
Just Eat-Takeaway (Netherlands)	Consumer staples	18,645	2,015,332	0.63%
Givaudan SA (Switzerland)	Basic materials	477	1,962,277	0.61%
Willis Towers Watson PLC	Financials	9,192	1,930,479	0.60%
Insulet Corp.	Health care	9,429	1,917,404	0.60%
London Stock Exchange Group PLC (United Kingdom)	Financials	17,094	1,898,380	0.59%
Fujitsu, Ltd. (Japan)	Technology	13,908	1,855,196	0.58%
Roper Technologies, Inc.	Technology	4,272	1,847,517	0.57%
Centene Corp.	Health care	28,269	1,844,536	0.57%
Cadence Design Systems, Inc.	Technology	16,591	1,812,522	0.56%
Ashtead Group PLC (United Kingdom)	Consumer staples	56,823	1,811,180	0.56%
Air Liquide SA (France)	Basic materials	10,807	1,777,090	0.55%
Tesco PLC (United Kingdom)	Consumer staples	610,841	1,735,910	0.54%
Citrix Systems, Inc.	Technology	12,110	1,728,866	0.54%
NortonLifeLock, Inc.	Technology	80,453	1,725,725	0.54%
Apollo Global Management, Inc.	Financials	34,905	1,713,841	0.53%
Yaskawa Electric Corp. (Japan)	Technology	51,310	1,689,243	0.53%
Sandvik AB (Sweden)	Capital goods	90,635	1,678,442	0.52%
Canopy Growth Corp. (Canada)	Health care	90,772	1,657,601	0.52%
Altice USA, Inc. Class A	Communication services	60,963	1,645,378	0.51%
Carlsberg A/S Class B (Denmark)	Consumer staples	11,202	1,644,347	0.51%
Expeditors International of Washington, Inc.	Transportation	19,433	1,642,285	0.51%
Endesa SA (Spain)	Utilities and power	57,696	1,633,845	0.51%
Procter & Gamble Co. (The)	Consumer staples	12,398	1,625,650	0.51%
Carlyle Group, Inc. (The)	Financials	56,933	1,620,887	0.50%
Partners Group Holding AG (Switzerland)	Financials	1,681	1,619,872	0.50%
AMETEK, Inc.	Conglomerates	17,109	1,595,422	0.50%
Shopify, Inc. Class A (Canada)	Technology	1,552	1,587,489	0.49%
Church & Dwight Co., Inc.	Consumer staples	16,387	1,578,594	0.49%
Xcel Energy, Inc.	Utilities and power	22,629	1,562,340	0.49%
PulteGroup, Inc.	Consumer cyclicals	35,595	1,551,950	0.48%
Comcast Corp. Class A	Communication services	36,088	1,544,568	0.48%
SS&C Technologies Holdings, Inc.	Technology	26,667	1,533,375	0.48%
Nexi SpA (Italy)	Consumer cyclicals	85,568	1,528,562	0.48%
Old Dominion Freight Line, Inc.	Transportation	8,355	1,527,541	0.48%
Rio Tinto PLC (United Kingdom)	Basic materials	25,272	1,526,680	0.47%
Merck & Co., Inc.	Health care	18,958	1,521,179	0.47%
Roche Holding AG (Switzerland)	Health care	4,380	1,513,765	0.47%
Anglo American PLC (United Kingdom)	Basic materials	61,352	1,501,943	0.47%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	Financials	5,646	1,494,957	0.47%
Red Electrica Corporacion SA (Spain)	Utilities and power	76,302	1,484,823	0.46%
Nomura Holdings, Inc. (Japan)	Financials	319,891	1,479,859	0.46%

A BASKET (GSGLPWDS) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
Square, Inc. Class A	Consumer cyclicals	19,405	$2,519,748	0.80%
Twilio, Inc. Class A	Technology	8,440	2,341,404	0.75%
United Parcel Service, Inc. Class B	Transportation	16,177	2,309,421	0.74%
Agnico-Eagle Mines, Ltd. (Canada)	Basic materials	28,981	2,301,509	0.73%
Carrier Global Corp.	Consumer cyclicals	80,872	2,202,960	0.70%
Cognizant Technology Solutions Corp. Class A	Technology	31,980	2,184,874	0.70%
PayPal Holdings, Inc.	Consumer cyclicals	10,914	2,139,964	0.68%
Delivery Hero Holding GmbH (Germany)	Consumer staples	18,258	2,102,569	0.67%
Capgemini SE (France)	Technology	15,737	2,029,863	0.65%
Edwards Lifesciences Corp.	Health care	25,193	1,975,410	0.63%
IPG Photonics Corp.	Technology	10,986	1,966,582	0.63%
Electronic Arts, Inc.	Technology	13,437	1,902,940	0.61%
ViacomCBS, Inc. Class B	Consumer cyclicals	72,508	1,890,281	0.60%
Eastman Chemical Co.	Basic materials	25,139	1,876,151	0.60%
T-Mobile US, Inc.	Communication services	16,954	1,820,571	0.58%
Athene Holding, Ltd. Class A (Bermuda)	Financials	56,391	1,818,615	0.58%
Lonza Group AG (Switzerland)	Health care	2,907	1,807,400	0.58%
Swatch Group AG (The) (Switzerland)	Consumer cyclicals	8,633	1,802,992	0.57%
FedEx Corp.	Transportation	10,702	1,802,177	0.57%
Autodesk, Inc.	Technology	7,595	1,795,611	0.57%
Prologis, Inc.	Financials	16,936	1,785,374	0.57%
Mylan NV	Health care	109,064	1,757,019	0.56%
Nidec Corp. (Japan)	Technology	22,095	1,748,110	0.56%
CaixaBank SA (Spain)	Financials	813,057	1,743,087	0.56%
Molson Coors Beverage Co. Class B	Consumer staples	46,192	1,733,135	0.55%
Progressive Corp. (The)	Financials	19,152	1,730,210	0.55%
Reinsurance Group of America, Inc.	Financials	20,264	1,727,477	0.55%
J Sainsbury PLC (United Kingdom)	Consumer staples	704,612	1,726,155	0.55%
Walgreens Boots Alliance, Inc.	Consumer staples	42,251	1,720,052	0.55%
Tyler Technologies, Inc.	Technology	4,789	1,710,988	0.54%
Yamaha Motor Co., Ltd. (Japan)	Consumer cyclicals	116,558	1,690,199	0.54%
Abbott Laboratories	Health care	16,581	1,668,736	0.53%
ABB, Ltd. (Switzerland)	Capital goods	66,707	1,660,840	0.53%
Franklin Resources, Inc.	Financials	78,633	1,655,215	0.53%
Alexandria Real Estate Equities, Inc.	Financials	9,278	1,647,371	0.52%
Amazon.com, Inc.	Consumer cyclicals	520	1,644,515	0.52%
Bank of New York Mellon Corp. (The)	Financials	45,770	1,640,868	0.52%
Vistra Energy Corp.	Utilities and power	87,140	1,626,024	0.52%
American Tower Corp.	Communication services	6,220	1,625,806	0.52%
ENEOS Holdings, Inc. (Japan)	Energy	464,868	1,612,577	0.51%
Intuitive Surgical, Inc.	Health care	2,349	1,610,142	0.51%
Alexion Pharmaceuticals, Inc.	Health care	15,681	1,607,134	0.51%
Adobe, Inc.	Technology	3,552	1,578,354	0.50%
Waste Connections, Inc.	Capital goods	15,287	1,564,911	0.50%
Monotaro Co., Ltd. (Japan)	Consumer staples	36,642	1,559,408	0.50%
Fidelity National Information Services, Inc.	Technology	10,607	1,551,974	0.49%
AstraZeneca PLC (United Kingdom)	Health care	13,682	1,527,716	0.49%
Microchip Technology, Inc.	Technology	14,971	1,522,988	0.48%
NRG Energy, Inc.	Utilities and power	44,589	1,507,546	0.48%
Royal Dutch Shell PLC Class A (United Kingdom)	Energy	102,616	1,506,588	0.48%

A BASKET (JPCMPTFL) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
RingCentral, Inc. Class A	Technology	9,685	$2,811,156	1.67%
Mettler-Toledo International, Inc.	Health care	2,859	2,673,136	1.59%
Square, Inc. Class A	Consumer cyclicals	20,540	2,667,059	1.58%
NVIDIA Corp.	Technology	6,121	2,598,999	1.54%
Trade Desk, Inc. (The) Class A	Consumer cyclicals	5,749	2,594,519	1.54%
GrubHub, Inc.	Consumer staples	35,740	2,581,838	1.53%
Agilent Technologies, Inc.	Technology	26,433	2,546,326	1.51%
Charles River Laboratories International, Inc.	Health care	12,700	2,527,084	1.50%
Lear Corp.	Consumer cyclicals	21,957	2,423,652	1.44%
BorgWarner, Inc.	Capital goods	66,180	2,422,185	1.44%
Teradyne, Inc.	Technology	26,162	2,327,384	1.38%
lululemon athletica, Inc. (Canada)	Consumer cyclicals	7,118	2,317,403	1.37%
Lam Research Corp.	Technology	5,997	2,261,768	1.34%
Thor Industries, Inc.	Consumer cyclicals	19,333	2,203,721	1.31%
Carvana Co.	Consumer cyclicals	13,795	2,137,473	1.27%
Horizon Therapeutics PLC	Health care	33,892	2,073,825	1.23%
Thermo Fisher Scientific, Inc.	Health care	4,942	2,045,900	1.21%
Waters Corp.	Health care	9,458	2,016,057	1.20%
Wayfair, Inc. Class A	Consumer staples	7,115	1,893,156	1.12%
Bio-Rad Laboratories, Inc. Class A	Health care	3,582	1,880,265	1.12%
DexCom, Inc.	Health care	4,189	1,824,289	1.08%
Coupa Software, Inc.	Technology	5,848	1,792,224	1.06%
United Rentals, Inc.	Consumer cyclicals	11,170	1,735,507	1.03%
Zoetis, Inc.	Health care	11,135	1,689,012	1.00%
Moderna, Inc.	Health care	22,055	1,634,259	0.97%
Skyworks Solutions, Inc.	Technology	10,928	1,590,860	0.94%
Target Corp.	Consumer cyclicals	12,588	1,584,620	0.94%
Western Digital Corp.	Technology	36,541	1,574,925	0.93%
Bristol-Myers Squibb Co.	Health care	26,713	1,566,984	0.93%
Zynga, Inc. Class A	Technology	156,896	1,542,289	0.91%
Micron Technology, Inc.	Technology	30,437	1,523,537	0.90%
PRA Health Sciences, Inc.	Health care	14,216	1,514,888	0.90%
Alliance Data Systems Corp.	Financials	33,916	1,504,527	0.89%
Alteryx, Inc. Class A	Technology	8,394	1,473,136	0.87%
Microchip Technology, Inc.	Technology	14,446	1,469,626	0.87%
Gilead Sciences, Inc.	Health care	20,882	1,451,918	0.86%
Paycom Software, Inc.	Technology	4,862	1,382,500	0.82%
DocuSign, Inc.	Technology	6,291	1,364,184	0.81%
Bio-Techne Corp.	Health care	4,943	1,360,215	0.81%
Ford Motor Co.	Consumer cyclicals	205,042	1,355,325	0.80%
Dollar General Corp.	Consumer cyclicals	6,933	1,320,002	0.78%
Qorvo, Inc.	Technology	9,970	1,277,603	0.76%
AECOM	Capital goods	34,912	1,263,466	0.75%
STERIS PLC	Health care	7,583	1,210,532	0.72%
Clorox Co. (The)	Consumer cyclicals	5,047	1,193,656	0.71%
TransDigm Group, Inc.	Capital goods	2,758	1,190,477	0.71%
Spirit AeroSystems Holdings, Inc. Class A	Capital goods	60,038	1,174,937	0.70%
Roku, Inc.	Technology	7,227	1,119,368	0.66%
Splunk, Inc.	Technology	5,295	1,110,989	0.66%
Apple, Inc.	Technology	2,606	1,107,677	0.66%

A BASKET (UBSPUSER) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
Microsoft Corp.	Technology	133,520	$27,372,968	7.89%
Apple, Inc.	Technology	49,844	21,185,724	6.11%
Amazon.com, Inc.	Consumer cyclicals	5,968	18,886,316	5.44%
Alphabet, Inc. Class C	Technology	5,778	8,568,006	2.47%
American Tower Corp.	Communication services	27,995	7,317,586	2.11%
PayPal Holdings, Inc.	Consumer cyclicals	36,048	7,067,976	2.04%
Walmart, Inc.	Consumer cyclicals	53,079	6,868,425	1.98%
Danaher Corp.	Conglomerates	32,996	6,724,510	1.94%
Charter Communications, Inc. Class A	Communication services	11,363	6,590,304	1.90%
Fidelity National Information Services, Inc.	Technology	43,844	6,414,870	1.85%
Northrop Grumman Corp.	Capital goods	19,597	6,369,149	1.84%
Visa, Inc. Class A	Financials	32,139	6,119,229	1.76%
Home Depot, Inc. (The)	Consumer cyclicals	20,134	5,345,431	1.54%
Union Pacific Corp.	Transportation	30,365	5,263,821	1.52%
Adobe, Inc.	Technology	11,273	5,008,658	1.44%
UnitedHealth Group, Inc.	Health care	16,278	4,928,794	1.42%
JPMorgan Chase & Co.	Financials	49,528	4,786,395	1.38%
Merck & Co., Inc.	Health care	59,143	4,745,648	1.37%
Mastercard, Inc. Class A	Consumer cyclicals	14,746	4,549,521	1.31%
Citigroup, Inc.	Financials	89,224	4,462,074	1.29%
Procter & Gamble Co. (The)	Consumer staples	33,942	4,450,526	1.28%
Johnson & Johnson	Health care	29,841	4,349,570	1.25%
Salesforce.com, Inc.	Technology	22,319	4,348,931	1.25%
Bank of America Corp.	Financials	172,173	4,283,670	1.23%
Texas Instruments, Inc.	Technology	31,257	3,986,870	1.15%
Facebook, Inc. Class A	Technology	15,457	3,920,973	1.13%
IDEXX Laboratories, Inc.	Health care	9,372	3,727,650	1.07%
Regeneron Pharmaceuticals, Inc.	Health care	5,550	3,507,989	1.01%
Cisco Systems, Inc.	Technology	73,816	3,476,751	1.00%
NIKE, Inc. Class B	Consumer cyclicals	34,719	3,388,969	0.98%
PepsiCo, Inc.	Consumer staples	24,218	3,333,819	0.96%
Vertex Pharmaceuticals, Inc.	Health care	12,089	3,288,109	0.95%
AbbVie, Inc.	Health care	33,575	3,186,647	0.92%
Amgen, Inc.	Health care	12,930	3,163,636	0.91%
Cigna Corp.	Health care	17,724	3,060,833	0.88%
Qualcomm, Inc.	Technology	28,138	2,971,630	0.86%
American Electric Power Co., Inc.	Utilities and power	33,985	2,952,612	0.85%
NVIDIA Corp.	Technology	6,594	2,799,953	0.81%
NRG Energy, Inc.	Utilities and power	82,571	2,791,737	0.80%
Exelon Corp.	Utilities and power	70,548	2,723,848	0.79%
Eli Lilly and Co.	Health care	18,096	2,719,676	0.78%
Comcast Corp. Class A	Communication services	62,902	2,692,216	0.78%
Verizon Communications, Inc.	Communication services	45,584	2,620,150	0.76%
Goldman Sachs Group, Inc. (The)	Financials	12,154	2,406,029	0.69%
AT&T, Inc.	Communication services	79,058	2,338,531	0.67%
United Rentals, Inc.	Consumer cyclicals	14,982	2,327,743	0.67%
Estee Lauder Cos., Inc. (The) Class A	Consumer staples	11,616	2,294,538	0.66%
Johnson Controls International PLC	Capital goods	57,388	2,208,277	0.64%
Dow, Inc.	Basic materials	53,390	2,192,183	0.63%
Baxter International, Inc.	Health care	24,779	2,140,427	0.62%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/20 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB+/P	$4,580	$67,000	$21,802	5/11/63	300 bp — Monthly	$(17,183)
	CMBX NA BBB-.6 Index	BB+/P	6,498	114,000	37,096	5/11/63	300 bp — Monthly	(30,531)
	CMBX NA BBB-.6 Index	BB+/P	15,001	243,000	79,072	5/11/63	300 bp — Monthly	(63,929)
	Barclays Bank PLC
	CMBX NA BBB-.6 Index	BB+/P	26,163	236,000	76,794	5/11/63	300 bp — Monthly	(50,494)
	CMBX NA BBB-.7 Index	BBB-/P	8,583	1,527,000	333,802	1/17/47	300 bp — Monthly	(324,329)
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	B+/P	237,268	1,654,000	820,549	5/11/63	500 bp — Monthly	(581,673)
	CMBX NA BB.7 Index	BB-/P	32,151	630,000	268,506	1/17/47	500 bp — Monthly	(235,742)
	CMBX NA BBB-.6 Index	BB+/P	886,347	13,919,000	4,529,243	5/11/63	300 bp — Monthly	(3,634,776)
	Credit Suisse International
	CMBX NA BBB-.6 Index	BB+/P	3,581,285	38,114,000	12,402,296	5/11/63	300 bp — Monthly	(8,798,779)
	CMBX NA BBB-.7 Index	BBB-/P	41,182	521,000	113,891	1/17/47	300 bp — Monthly	(72,405)
	CMBX NA BBB-.7 Index	BBB-/P	551,479	7,461,000	1,630,975	1/17/47	300 bp — Monthly	(1,075,143)
	Goldman Sachs International
	CMBX NA BBB-.6 Index	BB+/P	12,819	162,000	52,715	5/11/63	300 bp — Monthly	(39,802)
	CMBX NA BBB-.6 Index	BB+/P	14,345	170,000	55,318	5/11/63	300 bp — Monthly	(40,873)
	CMBX NA BBB-.6 Index	BB+/P	15,423	178,000	57,921	5/11/63	300 bp — Monthly	(42,395)
	CMBX NA BBB-.6 Index	BB+/P	21,266	252,000	82,001	5/11/63	300 bp — Monthly	(60,588)
	CMBX NA BBB-.6 Index	BB+/P	32,134	292,000	95,017	5/11/63	300 bp — Monthly	(62,712)
	CMBX NA BBB-.6 Index	BB+/P	22,005	323,000	105,104	5/11/63	300 bp — Monthly	(82,911)
	CMBX NA BBB-.6 Index	BB+/P	43,866	508,000	165,303	5/11/63	300 bp — Monthly	(121,140)
	CMBX NA BBB-.6 Index	BB+/P	72,333	521,000	169,533	5/11/63	300 bp — Monthly	(96,896)
	CMBX NA BBB-.6 Index	BB+/P	54,650	727,000	236,566	5/11/63	300 bp — Monthly	(181,492)
	CMBX NA BBB-.6 Index	BB+/P	43,204	871,000	283,423	5/11/63	300 bp — Monthly	(239,712)
	CMBX NA BBB-.6 Index	BB+/P	113,818	1,020,000	331,908	5/11/63	300 bp — Monthly	(217,494)
	CMBX NA BBB-.6 Index	BB+/P	113,818	1,020,000	331,908	5/11/63	300 bp — Monthly	(217,494)
	CMBX NA BBB-.6 Index	BB+/P	90,667	1,094,000	355,988	5/11/63	300 bp — Monthly	(264,683)
	CMBX NA BBB-.6 Index	BB+/P	123,458	1,108,000	360,543	5/11/63	300 bp — Monthly	(236,439)
	CMBX NA BBB-.6 Index	BB+/P	67,079	1,286,000	418,464	5/11/63	300 bp — Monthly	(350,635)
	CMBX NA BBB-.6 Index	BB+/P	217,829	2,012,000	654,705	5/11/63	300 bp — Monthly	(435,702)
	CMBX NA BBB-.6 Index	BB+/P	440,741	3,998,000	1,300,949	5/11/63	300 bp — Monthly	(857,876)
	CMBX NA BBB-.7 Index	BBB-/P	171,603	2,462,000	538,193	1/17/47	300 bp — Monthly	(365,154)
	CMBX NA BBB-.7 Index	BBB-/P	587,623	7,950,000	1,737,870	1/17/47	300 bp — Monthly	(1,145,609)
	JPMorgan Securities LLC
	CMBX NA BBB-.6 Index	BB+/P	16,227,132	50,757,000	16,516,328	5/11/63	300 bp — Monthly	(259,587)
	Merrill Lynch International
	CMBX NA BB.7 Index	BB-/P	23,979	210,000	89,502	1/17/47	500 bp — Monthly	(65,319)
	CMBX NA BBB-.6 Index	BB+/P	1,339,271	14,999,000	4,880,675	5/11/63	300 bp — Monthly	(3,532,654)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BB+/P	320,980	4,845,000	1,576,563	5/11/63	300 bp — Monthly	(1,252,757)

Upfront premium received			25,560,580		Unrealized appreciation			—

Upfront premium (paid)			—		Unrealized (depreciation)			(25,054,908)

	Total		$25,560,580				Total	$(25,054,908)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2020. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/20 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$3,715	$433,000	$51,397	5/11/63	(200 bp) — Monthly	$54,944
	CMBX NA BB.10 Index	(25,000)	228,000	95,806	11/17/59	(500 bp) — Monthly	70,584
	CMBX NA BB.10 Index	(21,916)	210,000	88,242	11/17/59	(500 bp) — Monthly	66,122
	CMBX NA BB.11 Index	(81,623)	630,000	216,657	11/18/54	(500 bp) — Monthly	134,422
	CMBX NA BB.11 Index	(18,193)	193,000	66,373	11/18/54	(500 bp) — Monthly	47,993
	CMBX NA BB.9 Index	(255,056)	2,471,000	1,026,701	9/17/58	(500 bp) — Monthly	769,242
	Credit Suisse International
	CMBX NA BB.10 Index	(51,729)	435,000	182,787	11/17/59	(500 bp) — Monthly	130,635
	CMBX NA BB.10 Index	(55,104)	413,000	173,543	11/17/59	(500 bp) — Monthly	118,037
	CMBX NA BB.7 Index	(29,194)	1,654,000	820,549	5/11/63	(500 bp) — Monthly	789,747
	CMBX NA BB.9 Index	(112,076)	1,118,000	464,529	9/17/58	(500 bp) — Monthly	351,366
	Goldman Sachs International
	CMBX NA BB.7 Index	(30,568)	202,000	86,092	1/17/47	(500 bp) — Monthly	55,328
	CMBX NA BB.7 Index	(296,107)	1,622,000	691,296	1/17/47	(500 bp) — Monthly	393,612
	CMBX NA BB.7 Index	(43,113)	255,000	108,681	1/17/47	(500 bp) — Monthly	65,320
	CMBX NA BB.7 Index	(19,899)	98,000	41,768	1/17/47	(500 bp) — Monthly	21,773
	CMBX NA BB.9 Index	(22,144)	184,000	76,452	9/17/58	(500 bp) — Monthly	54,129
	CMBX NA BB.9 Index	(21,896)	184,000	76,452	9/17/58	(500 bp) — Monthly	54,377
	JPMorgan Securities LLC
	CMBX NA BB.17 Index	(1,514,014)	3,092,000	1,317,810	1/17/47	(500 bp) — Monthly	(199,210)
	CMBX NA BBB-.7 Index	(2,665,497)	11,354,000	2,481,984	1/17/47	(300 bp) — Monthly	(190,136)
	Merrill Lynch International
	CMBX NA A.6 Index	8,647	520,000	61,724	5/11/63	(200 bp) — Monthly	70,168
	CMBX NA BB.10 Index	(23,898)	420,000	176,484	11/17/59	(500 bp) — Monthly	152,178
	CMBX NA BB.11 Index	(273,312)	553,000	190,177	11/18/54	(500 bp) — Monthly	(83,673)
	CMBX NA BB.9 Index	(29,958)	769,000	319,520	9/17/58	(500 bp) — Monthly	288,814
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(315,451)	3,096,000	676,786	1/17/47	(300 bp) — Monthly	359,528
	CMBX NA BB.10 Index	(22,024)	210,000	88,242	11/17/59	(500 bp) — Monthly	66,014
	CMBX NA BB.9 Index	(44,620)	368,000	152,904	9/17/58	(500 bp) — Monthly	107,926
	CMBX NA BB.9 Index	(22,310)	184,000	76,452	9/17/58	(500 bp) — Monthly	53,963

Upfront premium received		12,362			Unrealized appreciation		4,276,222

	Upfront premium (paid)	(5,994,702)			Unrealized (depreciation)		(473,019)

	Total	$(5,982,340)				Total	$3,803,203
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/20 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 34 Index	BB-/P	$2,474,508	$63,678,420	$1,809,804	6/20/25	500 bp — Quarterly	$4,638,082

	Total		$2,474,508					$4,638,082
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2020. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/20 (Unaudited)
	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	EM Series 33 Index	$(7,907,140)	$61,863,050	$2,582,844	6/20/25	(100 bp) — Quarterly	$(5,393,032)
	NA HY Series 34 Index	(3,367,616)	77,846,100	2,212,464	6/20/25	(500 bp) — Quarterly	(6,012,559)

	Total	$(11,274,756)					$(11,405,591)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis Points
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PJSC	Public Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2019 through July 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $929,935,198.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $15,664, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/20
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$78,173,680	$736,194,738	$768,358,266	$365,377	$46,010,152
	Putnam Short Term Investment Fund**	261,465,475	462,462,310	502,527,250	2,110,027	221,400,535

	Total Short-term investments	$339,639,155	$1,198,657,048	$1,270,885,516	$2,475,404	$267,410,687
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $46,010,152, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $45,123,715.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $20,022,253.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $49,222,170.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $5,044,491.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $407,869,555 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	75.2%
	China	9.7
	South Korea	3.3
	Taiwan	2.5
	India	2.0
	Brazil	1.2
	Russia	1.0
	Thailand	0.9
	South Africa	0.5
	Argentina	0.5
	Other	3.2

	Total	100.0%
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $45,056,944 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $49,222,170 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$—	$21,872,147	$—
Capital goods	—	12,025,127	—
Communication services	3,072,584	4,812,666	—
Consumer cyclicals	4,138,159	13,969,519	—
Consumer staples	20,837,719	10,943,827	—
Energy	5,076,086	6,017,980	—
Financials	14,157,567	28,493,568	—
Health care	1,905,584	12,347,483	—
Technology	39,395,521	67,377,794	—
Transportation	466,495	1,594,868	—
Utilities and power	8,558,371	2,666,286	11

Total common stocks	97,608,086	182,121,265	11
Asset-backed securities	—	7,694,350	—
Commodity linked notes	—	73,926,867	—
Convertible bonds and notes	—	14,534	—
Corporate bonds and notes	—	22,778,979	—
Foreign government and agency bonds and notes	—	9,255,487	—
Investment companies	87,933,382	—	—
Mortgage-backed securities	—	81,977,520	—
Preferred stocks	1,230,322	—	—
Purchased options outstanding	—	6,157,270	—
Purchased swap options outstanding	—	2,062	—
Senior loans	—	12,197,029	—
U.S. government and agency mortgage obligations	—	432,994,331	—
U.S. treasury obligations	—	4,126,461	—
Warrants	—	36,965,467	70,872
Short-term investments	227,941,535	165,763,722	—

Totals by level	$414,713,325	$1,035,975,344	$70,883
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(1,373,047)	$—
Futures contracts	(2,554,112)	—	—
Written options outstanding	—	(836,032)	—
Written swap options outstanding	—	(122,430)	—
Forward premium swap option contracts	—	249,190	—
TBA sale commitments	—	(184,502,655)	—
Interest rate swap contracts	—	(459,629)	—
Total return swap contracts	—	2,937,839	—
Credit default contracts	—	(38,797,206)	—

Totals by level	$(2,554,112)	$(222,903,970)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$520,000
Purchased currency option contracts (contract amount)	$145,100,000
Purchased swap option contracts (contract amount)	$11,700,000
Written equity option contracts (contract amount)	$92,000
Written currency option contracts (contract amount)	$130,900,000
Written swap option contracts (contract amount)	$7,700,000
Futures contracts (number of contracts)	6,000
Forward currency contracts (contract amount)	$380,600,000
Centrally cleared interest rate swap contracts (notional)	$505,200,000
OTC total return swap contracts (notional)	$3,765,400,000
OTC credit default contracts (notional)	$192,500,000
Centrally cleared credit default contracts (notional)	$167,700,000
Warrants (number of warrants)	11,700,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com